Alabama Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Education -- 1.7%
--------------------------------------------------------------------------------
A3        NR        $1,500     Birmingham-Southern
                               College, 5.35%, 12/1/19           $ 1,552,170
--------------------------------------------------------------------------------
                                                                 $ 1,552,170
--------------------------------------------------------------------------------

Electric Utilities -- 0.6%
--------------------------------------------------------------------------------
Baa1      BBB+      $  500     Puerto Rico Electric Power
                               Authority, 6.375%, 7/1/24         $   570,690
--------------------------------------------------------------------------------
                                                                 $   570,690
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 8.4%
--------------------------------------------------------------------------------
NR        BBB       $  350     Gadsen East Medical Clinic
                               Board, (Baptist Hospital),
                               Prerefunded to 11/1/01,
                               7.60%, 11/1/08                    $   395,122
NR        BBB        2,000     Gadsen East Medical Clinic
                               Board, (Baptist Hospital),
                               Prerefunded to 11/1/01,
                               7.80%, 11/1/21                      2,269,660
Aaa       AAA        2,000     Huntsville, Health Care
                               Facilities, (MBIA),
                               Prerefunded to 6/1/04,
                               6.50%, 6/1/13                       2,284,600
A1        NR         1,600     University of Alabama,
                               Birmingham Medical and
                               Educational Foundation
                               Housing, Prerefunded to
                               12/1/99, 7.00%, 12/1/19             1,698,560
Aaa       AAA        1,000     West Morgan-East Lawrence,
                               Water Authority, (FSA),
                               Prerefunded to 8/15/04,
                               6.85%, 8/15/25                      1,166,350
--------------------------------------------------------------------------------
                                                                 $ 7,814,292
--------------------------------------------------------------------------------

General Obligations -- 1.5%
--------------------------------------------------------------------------------
Baa1      A         $1,100     Puerto Rico Aqueduct and
                               Sewer Authority, 5.00%, 7/1/19    $ 1,089,385
Baa1      A            650     Puerto Rico, Public
                               Improvement, 0.00%, 7/1/15            285,864
--------------------------------------------------------------------------------
                                                                 $ 1,375,249
--------------------------------------------------------------------------------

Hospitals -- 14.1%
--------------------------------------------------------------------------------
NR        BBB       $3,000     Alexander City, Special
                               Care, (Russell Hospital),
                               6.00%, 12/1/22                    $ 3,137,190
Baa3      BBB-       1,000     Baldwin County, (Thomas
                               Hospital), 6.75%, 4/1/21            1,097,370
Baa3      NR         1,000     Cullman Medical Clinic
                               Board, (Cullman Regional
                               Medical Center), 6.50%, 2/15/23     1,070,500
A3        NR         3,550     Jasper Medical Clinic Board,
                               (Walker Regional Medical
                               Center), 6.375%, 7/1/18/(1)/        3,754,479
A3        NR         1,000     Jasper Medical Clinic Board,
                               (Walker Regional Medical
                               Center), 6.40%, 7/1/11              1,062,410
Baa3      BBB        2,000     Marshall, (Boaz-Albertville
                               Medical Center), 7.00%, 1/1/20      2,223,720
A         A-           745     Montgomery, Medical Clinic
                               Board, (Jackson Hospital),
                               7.00%, 3/1/15                         790,661
--------------------------------------------------------------------------------
                                                                 $13,136,330
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 11.4%
--------------------------------------------------------------------------------
Baa1      BBB       $1,200     Courtland, (Champion
                               International Corp.),
                               7.20%, 12/1/13                    $ 1,331,712
Baa1      BBB        2,000     Courtland, (Champion
                               International Corp.),
                               (AMT), 6.50%, 9/1/25                2,180,700
Baa1      BBB          550     Courtland, (Champion
                               International Corp.),
                               (AMT), 7.00%, 6/1/22                  601,519
Baa3      BBB-       3,020     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                       3,289,777
A3        A-         1,000     Selma, Solid Waste
                               Disposal, (International
                               Paper), (AMT), 6.00%, 12/1/17       1,054,070
A2        A+         2,000     Tallahassee, (United Tech),
                               6.10%, 8/1/14                       2,190,000
--------------------------------------------------------------------------------
                                                                 $10,647,778
--------------------------------------------------------------------------------

Insured-Education -- 8.4%
--------------------------------------------------------------------------------
AAA       AAA       $2,000     Alabama Agricultural and
                               Mechanical University,
                               (MBIA), 5.00%, 11/1/25            $ 1,980,780
Aaa       AAA        1,330     Alabama State Board of
                               Education, (AMBAC), 5.25%, 9/1/17   1,352,796
Aaa       AAA        2,500     University of Alabama,
                               Student Housing, (MBIA),
                               5.00%, 6/1/16                       2,508,575


                       See notes to financial statements

Alabama Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Insured-Education (continued)
--------------------------------------------------------------------------------
Aaa       AAA       $2,000     University of South
                               Alabama, Tuition, (AMBAC),
                               5.00%, 11/15/15                   $ 2,025,180
--------------------------------------------------------------------------------
                                                                 $ 7,867,331
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 2.5%
--------------------------------------------------------------------------------
Aaa       AAA       $2,000     Columbia, (Alabama Power),
                               (AMBAC), 6.50%, 9/1/23            $ 2,088,620
Aaa       AAA          250     Puerto Rico Electric Power
                               Authority, "STRIPES", (FSA),
                               Variable Rate, 7/1/03/(2)/            288,438
--------------------------------------------------------------------------------
                                                                 $ 2,377,058
--------------------------------------------------------------------------------

Insured-General Obligations -- 10.3%
--------------------------------------------------------------------------------
Aaa       AAA       $  500     Daphne, (AMBAC),
                               5.125%, 4/1/17                    $   506,625
Aaa       AAA          250     Fairfield City, (AMBAC),
                               6.30%, 6/1/22                         276,208
Aaa       AAA        1,000     Greenville, (AMBAC),
                               5.25%, 12/1/21                      1,015,370
Aaa       AAA        2,000     Madison, Warrants (MBIA),
                               5.00%, 9/1/27/(3)/                  1,977,360
Aaa       AAA        3,250     Madison, Warrants, (MBIA),
                               6.00%, 2/1/24                       3,540,355
AAA       AAA        4,000     Mobile, (MBIA),
                               0.00%, 8/15/20                      1,269,480
Aaa       AAA          500     North Port, (AMBAC),
                               5.70%, 3/1/21                         533,810
Aaa       AAA          500     Troy City, (CAPG),
                               6.60%, 6/1/12                         555,975
--------------------------------------------------------------------------------
                                                                 $ 9,675,183
--------------------------------------------------------------------------------

Insured-Hospitals -- 6.7%
--------------------------------------------------------------------------------
AAA       AAA       $2,000     Anniston Regional Medical
                               Center Board, (AMBAC),
                               5.125%, 6/1/28                    $ 1,997,420
Aaa       AAA        1,810     Bessemer, Medical Clinic
                               Board, (MBIA), 6.00%, 5/15/19       1,980,249
Aaa       AAA          750     Montgomery, Special Tax
                               Care Facilities Authority,
                               (Baptist Medical Center),
                               (AMBAC), 5.00%, 5/1/20                739,695
Aaa       AAA        1,500     University of Alabama, Hospital
                               Revenue - Birmingham, (MBIA),
                               5.00%, 10/1/14                      1,509,270
--------------------------------------------------------------------------------
                                                                 $ 6,226,634
--------------------------------------------------------------------------------

Insured-Miscellaneous -- 6.1%
--------------------------------------------------------------------------------
Aaa       AAA       $4,500     Alabama State Docks
                               Department, (MBIA), (AMT),
                               6.30%, 10/1/21                    $ 5,026,634
Aaa       AAA       1,825      Birmingham Jefferson, Civic
                               Center Authority, (MBIA),
                               0.00%, 9/1/18                         683,682
--------------------------------------------------------------------------------
                                                                 $ 5,710,316
--------------------------------------------------------------------------------

Insured-Solid Waste -- 4.9%
--------------------------------------------------------------------------------
Aaa       AAA       $  250     Huntsville, Solid Waste
                               Disposal, (FGIC), (AMT),
                               7.00%, 10/1/08                    $   269,075
Aaa       AAA        4,000     Huntsville, Solid Waste
                               Disposal, (FGIC), (AMT),
                               7.00%, 10/1/14                      4,303,959
--------------------------------------------------------------------------------
                                                                 $ 4,573,034
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 1.6%
--------------------------------------------------------------------------------
Aaa       AAA       $1,500     Puerto Rico Financing
                               Authority, (AMBAC),
                               5.00%, 7/1/28                     $ 1,496,430
--------------------------------------------------------------------------------
                                                                 $ 1,496,430
--------------------------------------------------------------------------------

Insured-Transportation -- 1.1%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Huntsville-Madison County
                               Airport, (AMT), (MBIA),
                               5.40%, 7/1/19                     $ 1,028,240
--------------------------------------------------------------------------------
                                                                 $ 1,028,240
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 14.4%
--------------------------------------------------------------------------------
Aaa       AAA       $2,050     Bessemer, Water, (AMBAC),
                               5.75%, 7/1/26                     $ 2,205,247
AAA       NR         1,000     Limestone County Water and
                               Sewer Authority, (AMBAC),
                               5.00%, 12/1/24                        994,860
Aaa       AAA        3,075     Prichard Water and Sewer,
                               (AMBAC), 6.125%, 11/15/14           3,434,652
Aaa       AAA        6,000     Scottsboro, Water, Sewer and
                               Gas, (AMBAC),
                               6.50%, 12/1/14/(4)/                 6,777,659
--------------------------------------------------------------------------------
                                                                 $13,412,418
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 0.5%
--------------------------------------------------------------------------------
NR        BBB       $  500     Puerto Rico, (Guaynabo Municipal
                               Government Center Lease),
                               5.625%, 7/1/22                    $   519,085
--------------------------------------------------------------------------------
                                                                 $   519,085
--------------------------------------------------------------------------------

                       See notes to financial statements

Alabama Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Miscellaneous -- 0.1%
--------------------------------------------------------------------------------
A         A         $  100     Tennessee Valley, Exhibit
                               Commission, 6.70%, 6/1/10         $   110,680
--------------------------------------------------------------------------------
                                                                 $   110,680
--------------------------------------------------------------------------------

Nursing Homes -- 1.1%
--------------------------------------------------------------------------------
NR        NR        $  325     Fairhope Midtown Medical
                               Clinic Board, (Beverly
                               Enterprises), 6.375%, 6/1/09      $   327,308
NR        NR           670     Mobile, Midtown Medical Clinic
                               Board, (Beverly Enterprises),
                               7.00%, 4/1/07                         682,663
--------------------------------------------------------------------------------
                                                                 $ 1,009,971
--------------------------------------------------------------------------------

Transportation -- 2.9%
--------------------------------------------------------------------------------
Baa1      A         $1,000     Puerto Rico Highway and
                               Transportation Authority,
                               4.75%, 7/1/38                     $   969,520
BAA       A-           800     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/22                         790,616
Baa1      A          1,000     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/38                         983,810
--------------------------------------------------------------------------------
                                                                 $ 2,743,946
--------------------------------------------------------------------------------

Water and Sewer -- 1.7%
--------------------------------------------------------------------------------
NR        NR        $1,500     Moulton City, Water,
                               6.30%, 1/1/18                     $ 1,570,245
--------------------------------------------------------------------------------
                                                                 $ 1,570,245
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $85,220,338)                                $93,417,080
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 59.8% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 27.2% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

/(3)/ When-issued security.

/(4)/ Security (or a portion thereof) has been segregated to cover when-issued securities.

                       See notes to financial statements

Arkansas Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Education -- 7.1%
--------------------------------------------------------------------------------
NR        A+        $2,750     Conway, Public Facilities Board
                               Capital Improvement, (Hendrix
                               College), 6.00%, 10/1/26          $ 2,937,467
A1        NR         1,000     University of Arkansas, 5.00%,
                               9/1/17                              1,007,570
--------------------------------------------------------------------------------
                                                                 $ 3,945,037
--------------------------------------------------------------------------------

Electric Utilities -- 2.4%
--------------------------------------------------------------------------------
Baa2      BBB+      $  550     Jefferson, Pollution Control,
                               (Arkansas Power and Light),
                               6.30%, 6/1/18                     $   595,590
Baa2      BBB+         500     Pope County, Pollution Control,
                               (Arkansas Power and Light), 6.30%,
                               12/1/16                               542,625
Baa1      BBB+         500     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17              200,550
--------------------------------------------------------------------------------
                                                                 $ 1,338,765
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.1%
--------------------------------------------------------------------------------
Aaa       AAA       $  500     Harrison, Residential Housing
                               Facility Board, Single Family
                               Mortgage, (FGIC), Escrowed to
                               Maturity, 7.40%, 9/1/11           $   637,835
--------------------------------------------------------------------------------
                                                                 $   637,835
--------------------------------------------------------------------------------

General Obligations -- 3.0%
--------------------------------------------------------------------------------
Aa3       AA        $2,750     Arkansas State College Savings,
                               0.00%, 6/1/14                     $ 1,277,045
Baa1      A            500     Puerto Rico, 0.00%, 7/1/16            209,055
Baa1      A            500     Puerto Rico, 0.00%, 7/1/18            188,850
--------------------------------------------------------------------------------
                                                                 $ 1,674,950
--------------------------------------------------------------------------------

Hospitals -- 13.4%
--------------------------------------------------------------------------------
Baa1      NR        $  700     Baxter, Hospital Improvement,
                               7.25%, 9/1/07                     $   772,114
Baa1      NR           750     Baxter, Hospital Improvement,
                               7.50%, 9/1/21                         829,245
NR        A+           550     Little Rock, Health Facilities
                               Board Healthcare, (Baptist Medical
                               Center), 5.50%, 9/1/15                569,536
NR        A+         1,125     Little Rock, Health Facilities
                               Board, (Baptist Medical Center),
                               6.80%, 11/1/05                      1,305,000
NR        BBB        1,500     Paragould, Hospital, 6.375%,
                               10/1/17                             1,619,760
NR        A-         2,250     Pulaski County, (Children's
                               Hospital), 6.20%, 3/1/22            2,379,803
--------------------------------------------------------------------------------
                                                                 $ 7,475,458
--------------------------------------------------------------------------------

Housing -- 12.8%
--------------------------------------------------------------------------------
A         NR        $3,000     Arkansas Development Finance
                               Authority, Compound Accretion,
                               0.00%, 12/1/11                    $ 1,218,000
NR        AAA        1,205     Arkansas Development Finance
                               Authority, Single Family Mortgage,
                               (GNMA), (AMT), 5.80%, 6/1/25        1,238,571
NR        AAA          990     Arkansas Development Finance
                               Authority, Single Family Mortgage,
                               (GNMA), (AMT), 7.45%, 1/1/27        1,100,058
NR        AAA        3,270     Arkansas Development Finance
                               Authority, Single Family Mortgage,
                               (GNMA/FNMA), (AMT), 6.70%, 7/1/27   3,537,779
--------------------------------------------------------------------------------
                                                                 $ 7,094,408
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 18.0%
--------------------------------------------------------------------------------
NR        A-        $  750     Arkansas Development Finance
                               Authority, Economic Development,
                               (AMT), 6.00%, 10/1/11             $   785,400
Baa2      BBB+       2,350     Baxter, (Aeroquip Corp.), 5.80%,
                               10/1/13                             2,573,015
A1        AA-        2,500     Blytheville, Solid Waste Recycling
                               and Sewer Treatment, (Nucor Corp.),
                               (AMT), 6.90%, 12/1/21               2,717,600
A1        A+         1,000     Jonesboro, (Anheuser-Busch),
                               6.50%, 11/15/12                     1,094,580
Baa2      NR         2,000     Little River County, (Georgia-
                               Pacific Corp.), (AMT), 5.60%,
                               10/1/26                             2,025,100
A3        A-           775     Pine Bluff, Solid Waste Disposal,
                               (International Paper), (AMT),
                               5.55%, 10/1/17                        796,406
--------------------------------------------------------------------------------
                                                                 $ 9,992,101
--------------------------------------------------------------------------------

                       See notes to financial statements

Arkansas Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Insured-Education -- 1.0%
--------------------------------------------------------------------------------
Aaa       AAA       $  500     University of Central Arkansas,
                               (AMBAC), 6.125%, 4/1/26           $   552,190
--------------------------------------------------------------------------------
                                                                 $   552,190
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 8.8%
--------------------------------------------------------------------------------
Aaa       AAA       $  250     North Little Rock, Electric
                               System, (MBIA), 6.50%, 7/1/10     $   297,243
Aaa       AAA        3,390     North Little Rock, Electric
                               System, (MBIA), 6.50%, 7/1/15/(1)/  4,080,779
Aaa       AAA          450     Puerto Rico Electric Power
                               Authority, "STRIPES", (FSA),
                               Variable Rate, 7.526%, 7/1/03/(2)/    519,188
--------------------------------------------------------------------------------
                                                                 $ 4,897,210
--------------------------------------------------------------------------------

Insured-General Obligations -- 0.3%
--------------------------------------------------------------------------------
AAA       AAA       $  500     Arkansas State College Savings,
                               (FGIC), 0.00%, 6/1/17             $   195,910
--------------------------------------------------------------------------------
                                                                 $   195,910
--------------------------------------------------------------------------------

Insured-Hospitals -- 6.9%
--------------------------------------------------------------------------------
Aaa       AAA       $2,610     Jonesboro, Residential Housing
                               and Health Care Facilities Board
                               Hospital, (Saint Bernard Regional
                               Medical Center), (AMBAC), 5.90%,
                               7/1/16                            $ 2,835,530
Aaa       AAA          400     Saline County, Retirement Housing
                               and Healthcare Facilities Board,
                               (Evan Lutheran Good Samaritan),
                               (AMBAC), 5.80%, 5/1/11                436,244
Aaa       AAA          500     Saline County, Retirement Housing
                               and Healthcare Facilities Board,
                               (Evan Lutheran Good Samaritan),
                               (AMBAC), 6.00%, 6/1/18                543,285
--------------------------------------------------------------------------------
                                                                 $ 3,815,059
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 5.5%
--------------------------------------------------------------------------------
Aaa       AAA       $1,250     Arkansas Development Finance
                               Authority, Wastewater System,
                               (MBIA), 5.00%, 6/1/15             $ 1,263,113
Aaa       AAA        1,250     Arkansas Development Finance
                               Authority, Wastewater System,
                               (MBIA), 5.40%, 12/1/15              1,297,500
Aaa       NR           500     Texarkana, Water and Sewer,
                               (FGIC), 5.40%, 9/1/15                 524,065
--------------------------------------------------------------------------------
                                                                 $ 3,084,678
--------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 0.5%
--------------------------------------------------------------------------------
NR        BBB       $  250     Puerto Rico, (Guaynabo Municipal
                               Government Center Lease),
                               5.625%, 7/1/22                    $   259,543
--------------------------------------------------------------------------------
                                                                 $   259,543
--------------------------------------------------------------------------------

Nursing Homes -- 2.0%
--------------------------------------------------------------------------------
NR        A         $1,000     Little Rock, Health Facilities
                               Board, (Baptist Medical Center-
                               Parkway Village), 7.00%, 10/1/17  $ 1,091,750
--------------------------------------------------------------------------------
                                                                 $ 1,091,750
--------------------------------------------------------------------------------

Pooled Loans -- 5.0%
--------------------------------------------------------------------------------
A2        NR        $1,000     Arkansas State Student Loan
                               Authority, (AMT), 5.60%, 6/1/14   $ 1,027,380
A         NR         1,000     Arkansas State Student Loan
                               Authority, (AMT), 6.25%, 6/1/10     1,056,060
A         NR           610     Arkansas State Student Loan
                               Authority, (AMT), 7.25%, 6/1/09       702,940
--------------------------------------------------------------------------------
                                                                 $ 2,786,380
--------------------------------------------------------------------------------

Special Tax Revenue -- 4.6%
--------------------------------------------------------------------------------
A         NR        $2,000     Little Rock, Hotel and Restaurant
                               Gross Receipts Tax, 7.375%,
                               8/1/15                            $ 2,555,260
--------------------------------------------------------------------------------
                                                                 $ 2,555,260
--------------------------------------------------------------------------------

Transportation -- 2.0%
--------------------------------------------------------------------------------
NR        NR        $  750     Northwest Arkansas Regional
                               Airport Authority, (AMT),
                               7.625%, 2/1/27                    $   866,505
Baa1      A            250     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/36                         251,010
--------------------------------------------------------------------------------
                                                                 $ 1,117,515
--------------------------------------------------------------------------------

                       See notes to financial statements

Arkansas Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Water and Sewer -- 5.6%
--------------------------------------------------------------------------------
A1        NR        $1,500     Little Rock, Sewer, 5.50%, 8/1/14 $ 1,542,015
NR        NR         1,500     South Sebastian County, Water
                               Users Association, 6.15%, 6/1/23    1,565,880
--------------------------------------------------------------------------------
                                                                 $ 3,107,895
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $51,057,516)                                $55,621,944
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 23.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.9% to 12.5% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

                       See notes to financial statements

Georgia Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Electric Utilities -- 14.2%
--------------------------------------------------------------------------------
 A1        A        $2,000     Burke County Development
                               Authority Pollution Control
                               (Georgia Power),
                               6.375%, 8/1/24                $ 2,066,940
 A3        A         1,000     Georgia Municipal Electric
                               Power Authority,
                               0.00%, 1/1/12                     498,490
 A3        A         2,000     Georgia Municipal Electric
                               Power Authority,
                               8.25%, 1/1/11                   2,637,560
 A1        A+        1,000     Monroe County, Development
                               Authority Pollution
                               Control, (Gulf Power
                               Scherer), 6.30%, 9/1/24         1,035,340
 A3        A         4,000     Monroe County, Development
                               Authority Pollution
                               Control, (Ogelthorpe
                               Power), 6.55%, 1/1/06           4,540,999
 A3        A         1,000     Monroe County, Development
                               Authority Pollution
                               Control, (Ogelthorpe
                               Power), 6.80%, 1/1/12           1,204,120
 Baa1      BBB+        665     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17          266,732
--------------------------------------------------------------------------------
                                                             $12,250,181
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.3%
--------------------------------------------------------------------------------
 Baa1      NR       $2,000     Fulco County, Georgia
                               Baptist Health, Prerefunded
                               to 9/1/02, 6.375%, 9/1/22     $ 2,217,160
 NR        AAA         500     Puerto Rico, "RIBS",
                               (AMBAC), Variable Rate,
                               Prerefunded to 7/1/02,
                               7.544%, 7/1/15/(1)(2)/            586,115
--------------------------------------------------------------------------------
                                                             $ 2,803,275
--------------------------------------------------------------------------------

General Obligations -- 3.0%
--------------------------------------------------------------------------------
 Aa        AA-      $  300     Alpharetta, 6.50%,
                               5/1/10/(3)/                   $   357,744
 Aaa       AAA         500     Georgia State, 6.30%,
                               3/1/08/(3)/                       583,050
 A2        A           450     Paulding County School
                               District, 6.625%, 2/1/08          528,201
 Baa1      A         1,000     Puerto Rico Aqueduct and
                               Sewer Authority, 6.25%,
                               7/1/12                          1,159,040
--------------------------------------------------------------------------------
                                                             $ 2,628,035
--------------------------------------------------------------------------------

Hospitals -- 9.0%
--------------------------------------------------------------------------------
 NR        BBB      $1,000     Baldwin County, (Oconee
                               Regional Medical Center),
                               5.375%, 12/1/28               $   995,470
 A2        NR        4,500     Savannah, (Saint Josephs
                               Hospital), 6.20%, 7/1/23        4,796,819
 NR        BBB       1,785     Toombs County, (Dr. John M.
                               Meadows Memorial),
                               7.00%, 12/1/17                  1,943,901
--------------------------------------------------------------------------------
                                                             $ 7,736,190
--------------------------------------------------------------------------------

Housing -- 14.3%
--------------------------------------------------------------------------------
 NR        NR       $  875     Atlanta Urban Residential
                               Finance Authority, (New
                               Community John Hope),
                               7.25%, 6/1/07                 $   882,175
 Aa2       AA+       2,000     Georgia Housing and Finance
                               Authority, (AMT),
                               5.85%, 12/1/28                  2,090,740
 Aa2       NR        1,450     Georgia Housing and
                               Finance Authority, (AMT),
                               6.875%, 12/1/20                 1,544,294
 Aa2       AA+       3,985     Georgia Housing and Finance
                               Authority, Single Family
                               Mortgage, FHA, (AMT),
                               6.55%, 12/1/27                  4,294,355
 Aa2       AA+       2,395     Georgia Housing and Finance
                               Authority, Single Family
                               Mortgage, FHA, (AMT),
                               6.70%, 12/1/25                  2,583,726
 Aa2       AA+         885     Georgia Housing and Finance
                               Authority, Single Family
                               Mortgage, FHA, (AMT),
                               7.05%, 12/1/20                    954,092
--------------------------------------------------------------------------------
                                                             $12,349,382
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 13.5%
--------------------------------------------------------------------------------
 BAA-2     NR       $1,000     Brunswick and Glynn County
                               Development Authority,
                               (Georgia-Pacific Corp.),
                               5.55%, 3/1/26                 $ 1,015,300
 A1        A+        1,000     Cartersville Development
                               Authority, (Anheuser-Busch),
                               (AMT), 6.125%, 5/1/27           1,085,070
 A1        A+        1,000     Cartersville Development
                               Authority, (Anheuser-Busch),
                               (AMT), 7.375%, 5/1/09           1,235,790
 Baa2      BBB-      1,500     Effingham County, Solid
                               Waste Disposal, (Fort
                               James), (AMT),
                               5.625%, 7/1/18                  1,517,850
 Baa3      BBB-      1,750     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                   1,906,328


                       See notes to financial statements

Georgia Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
 NR        A+       $  500     Savannah Economic
                               Development Authority,
                               (Hershey Foods),
                               6.60%, 6/1/12                 $   544,100
 A1        A-          750     Savannah Economic
                               Development Authority,
                               (Union Camp Corp.),
                               6.80%, 2/1/12                     819,293
 NR        NR        1,220     Savannah EDA,
                               (Intercat-Savannah, Inc.),
                               (AMT), 9.00%, 1/1/15            1,356,079
 NR        AA-       2,000     Vienna Water and Sewer,
                               (Cargill), (AMT),
                               6.00%, 9/1/14                   2,124,720
--------------------------------------------------------------------------------
                                                             $11,604,530
--------------------------------------------------------------------------------

Insured-Education -- 1.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Fulton County, Development
                               Authority, (Georgia
                               Technology Research
                               Corp.-Series B), (MBIA),
                               5.00%, 9/1/27                 $   990,180
--------------------------------------------------------------------------------
                                                             $   990,180
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 7.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Georgia Municipal Electric
                               Power Authority, (FGIC),
                               5.50%, 1/1/12                 $ 1,087,330
 Aaa       AAA         750     Georgia Municipal Electric
                               Power Authority, (MBIA),
                               0.00%, 1/1/07                     523,553
 Aaa       AAA       3,100     Georgia Municipal Electric
                               Power Authority, (MBIA),
                               5.50%, 1/1/20                   3,350,666
 Aaa       AAA         900     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/03/(2)/               1,038,375
--------------------------------------------------------------------------------
                                                             $ 5,999,924
--------------------------------------------------------------------------------

Insured-Hospitals -- 9.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Clarke County, Hospital
                               Authority, (MBIA),
                               5.00%, 1/1/27                 $   985,770
 Aaa       AAA       1,000     Fulco, Hospital Authority,
                               (Catholic Health East),
                               (MBIA), 5.00%, 11/15/28           985,360
 Aaa       AAA       2,225     Gainsville and Hall County,
                               (North East Healthcare),
                               (MBIA),6.00%, 10/1/25           2,427,364
 Aaa       AAA       2,000     Medical Center, Columbus
                               Regional Healthcare,
                               (MBIA), 6.40%, 8/1/06           2,202,760
 Aaa       AAA       1,500     Medical Center, Hospital
                               Authority Floats, (MBIA),
                               Variable Rate, 8/1/10/(2)/    $ 1,773,750
--------------------------------------------------------------------------------
                                                             $ 8,375,004
--------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation -- 1.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     East Point Building
                               Authority, (FGIC),
                               6.00%, 2/1/10                 $ 1,097,720
--------------------------------------------------------------------------------
                                                             $ 1,097,720
--------------------------------------------------------------------------------

Insured-Pooled Loans -- 1.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     George L. Smith, (Georgia
                               World Congress Center-Domed
                               Stadium), (MBIA), (AMT),
                               5.50%, 7/1/20/(4)/            $   994,840
--------------------------------------------------------------------------------
                                                             $   994,840
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 2.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Metropolitan Atlanta Rapid
                               Transit Authority, (AMBAC),
                               6.25%, 7/1/11                 $ 1,171,260
 Aaa       AAA       1,000     Metropolitan Atlanta Rapid
                               Transit Authority, (AMBAC),
                               6.25%, 7/1/20                   1,185,680
--------------------------------------------------------------------------------
                                                             $ 2,356,940
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 7.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,975     Cherokee County, Water and
                               Sewer Authority, (MBIA),
                               6.875%, 8/1/13                $ 2,166,674
 Aaa       AAA       4,500     Henry County, Water and
                               Sewer Authority, (AMBAC),
                               5.00%, 2/1/26/(5)/              4,463,279
--------------------------------------------------------------------------------
                                                             $ 6,629,953
--------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 1.6%
--------------------------------------------------------------------------------
 Aa        AA       $2,300     Fulton County, Building
                               Authority, Judicial Center,
                               0.00%, 1/1/10                 $ 1,376,711
--------------------------------------------------------------------------------
                                                             $ 1,376,711
--------------------------------------------------------------------------------


                       See notes to financial statements

Georgia Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Life Care -- 1.3%
--------------------------------------------------------------------------------
 NR        NR       $1,485     De Kalb County, Private
                               Hospital Authority,
                               (Atlanta, Inc.),
                               8.50%, 3/1/25/(5)/            $ 1,113,750
--------------------------------------------------------------------------------
                                                             $ 1,113,750
--------------------------------------------------------------------------------

Miscellaneous -- 1.3%
--------------------------------------------------------------------------------
 NR        NR       $1,000     Atlanta, Downtown
                               Development Authority,
                               Childcare Facilities,
                               (Central Atlanta
                               Hospitality Childcare
                               Inc.), 8.00%, 1/1/26          $ 1,124,780
--------------------------------------------------------------------------------
                                                             $ 1,124,780
--------------------------------------------------------------------------------

Solid Waste -- 1.2%
--------------------------------------------------------------------------------
 A1        A+       $1,000     Savannah Resource Recovery,
                               (Savannah Energy Systems
                               Co.), 6.30%, 12/1/06          $ 1,074,990
--------------------------------------------------------------------------------
                                                             $ 1,074,990
--------------------------------------------------------------------------------

Transportation -- 6.6%
--------------------------------------------------------------------------------
 Baa1      A        $3,750     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/36                 $ 3,765,150
 Baa1      A         2,000     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/38                   1,967,600
--------------------------------------------------------------------------------
                                                             $ 5,732,750
--------------------------------------------------------------------------------


Total Tax-Exempt Investments -- 100.0%
--------------------------------------------------------------------------------
    (identified cost $78,904,810)                            $86,239,135

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
----------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 31.3% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 19.0% of total investments.

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, the value of these securities amounted to $586,115 or 0.7% of the Portfolio's net assets.

/(2)/ Security has been issued as an inverse floater bond.

/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(4)/ When-issued security.

/(5)/ Security (or a portion thereof) has been segregated to cover when-issued securities.


                       See notes to financial statements

Kentucky Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Assisted Living -- 3.1%
--------------------------------------------------------------------------------
Aa        NR        $3,000     Kenton County, (Highland
                               Terrace), FHA, 6.95%, 12/1/26     $ 3,423,570
--------------------------------------------------------------------------------
                                                                 $ 3,423,570
--------------------------------------------------------------------------------

Education -- 1.3%
--------------------------------------------------------------------------------
A1        AA-       $  500     University of Kentucky,
                               Consolidated Educational
                               Buildings, 6.40%, 5/1/09          $   547,995
A1        AA-          785     University of Kentucky,
                               Consolidated Educational
                               Buildings, 6.40%, 5/1/11              860,352
--------------------------------------------------------------------------------
                                                                 $ 1,408,347
--------------------------------------------------------------------------------

Electric Utilities -- 4.0%
--------------------------------------------------------------------------------
Aa2       AA-       $1,000     Muhlenburg County, (Kentucky
                               Utilities Co.), 6.25%, 2/1/18     $ 1,072,150
Baa1      BBB+       3,500     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17            1,403,850
Baa1      BBB+         500     Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/25              514,140
Baa1      BBB+       1,250     Puerto Rico Electric Power
                               Authority, 6.375%, 7/1/24           1,426,725
--------------------------------------------------------------------------------
                                                                 $ 4,416,865
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.7%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Louisville and Jefferson County,
                               Metropolitan Sewer District,
                               (AMBAC), Prerefunded to 11/15/04,
                               6.75%, 5/15/19                    $ 1,166,870
NR        NR           545     Russell, Health Systems,
                               Prerefunded to 7/1/06,
                               8.10%, 7/1/15                         695,949
--------------------------------------------------------------------------------
                                                                 $ 1,862,819
--------------------------------------------------------------------------------

General Obligations -- 0.4%
--------------------------------------------------------------------------------
Baa1      A         $1,125     Puerto Rico, 0.00%, 7/1/17        $   447,109
--------------------------------------------------------------------------------
                                                                 $   447,109
--------------------------------------------------------------------------------

Hospitals -- 0.5%
--------------------------------------------------------------------------------
Baa1      BBB       $  430     Russell, Health Systems,
                               8.10%, 7/1/15                     $   526,045
--------------------------------------------------------------------------------
                                                                 $   526,045
--------------------------------------------------------------------------------

Housing -- 7.5%
--------------------------------------------------------------------------------
NR        AAA       $1,435     Boone County, Multifamily Housing
                               Mortgage, (Walnut Creek
                               Apartments), FHA, 7.00%, 1/1/27   $ 1,519,048
NR        NR         1,200     Florence, Housing Facilities,
                               (Blue Grass Housing),
                               7.625%, 5/1/27                      1,323,900
Aaa       AAA        2,500     Kentucky Housing Corp., MFMR,
                               6.30%, 1/1/28                       2,704,950
Aaa       AAA          535     Kentucky Housing Corp., SFMR,
                               FHA, (AMT), 7.45%, 1/1/23             570,273
Aaa       AAA        2,000     Kentucky Housing Corp., SFMR,
                               Series 97B, 6.25%, 7/1/28           2,147,200
--------------------------------------------------------------------------------
                                                                 $ 8,265,371
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 23.9%
--------------------------------------------------------------------------------
Baa1      NR        $2,425     Ashland, Solid Waste Disposal,
                               (Ashland Oil), (AMT),
                               7.125%, 2/1/22                    $ 2,756,595
Baa1      BBB        2,355     Ashland, Solid Waste Disposal,
                               (Ashland Oil), (AMT),
                               7.20%, 10/1/20                      2,569,258
NR        NR         1,000     Elsmmere, (Courtaulds Pkg, Inc.),
                               6.75%, 4/1/10                       1,084,680
NR        NR         3,075     Fulton County, Industrial
                               Building, (Chic Jeans), (AMT),
                               7.50%, 2/1/10                       3,213,437
NR        NR         1,500     Hancock County, (Southwire Co.),
                               (AMT), 7.75%, 7/1/26                1,634,265
NR        A-         2,370     Hancock County, Solid Waste
                               Disposal, (Williamette Corp.),
                               (AMT), 6.60%, 5/1/26                2,665,539
Baa2      BBB-       3,000     Henderson County, Solid Waste
                               Disposal, (MacMillan Bloedel),
                               (AMT), 7.00%, 3/1/25                3,270,360
Aa3       AA-        1,000     Jefferson County, Pollution
                               Control, (E.I. du Pont de
                               Nemours), 6.30%, 7/1/12             1,102,220
NR        BB-          985     Owensboro County, (KMart Corp.),
                               6.80%, 12/1/07                      1,066,873

                       See notes to financial statements

Kentucky Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
NR        NR        $1,500     Perry County, Solid Waste
                               Disposal, (TJI International),
                               6.80%, 5/1/26                     $ 1,683,960
NR        BB-          915     Powderly, (KMart Corp.),
                               6.90%, 3/1/07                         990,506
Baa3      BBB-         500     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.30%, 6/1/23                         537,685
A1        A          2,820     Wickliffe, Solid Waste Disposal,
                               (Westvaco Corp.), (AMT),
                               6.375%, 4/1/26                      3,115,959
Baa3      NR           500     Winchester County, (Kroger Corp.),
                               6.90%, 7/1/01                         511,380
--------------------------------------------------------------------------------
                                                                 $26,202,717
--------------------------------------------------------------------------------

Insured-Education -- 0.7%
--------------------------------------------------------------------------------
Aaa       AAA       $  700     Northern Kentucky University
                               Educational Buildings, (AMBAC),
                               6.25%, 5/1/12                     $   762,895
--------------------------------------------------------------------------------
                                                                 $   762,895
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 1.6%
--------------------------------------------------------------------------------
Aaa       AAA       $1,600     Puerto Rico Telephone Authority,
                               (MBIA), Variable  Rate,
                               1/16/15/(1)/                      $ 1,726,000
--------------------------------------------------------------------------------
                                                                 $ 1,726,000
--------------------------------------------------------------------------------

Insured-General Obligations -- 1.4%
--------------------------------------------------------------------------------
Aaa       AAA       $1,500     Puerto Rico Public Building
                               Authority, (AMBAC),
                               5.00%, 7/1/27                     $ 1,496,490
--------------------------------------------------------------------------------
                                                                 $ 1,496,490
--------------------------------------------------------------------------------

Insured-Hospitals -- 13.7%
--------------------------------------------------------------------------------
Aaa       AAA       $2,500     Daviess County, (ODCH, Inc.),
                               (MBIA), 6.25%, 8/1/22             $ 2,726,175
Aaa       AAA          500     Jefferson County, Health
                               Facilities Authority, (University
                               Medical Center), (MBIA),
                               5.25%, 7/1/22                         507,605
Aaa       AAA        2,500     Jefferson County, Health
                               Facilities, (Jewish Hospital),
                               (AMBAC), 6.50%, 5/1/15              2,727,775
Aaa       AAA          750     Jefferson County, Health
                               Facilities, (Jewish Hospital),
                               (AMBAC), 6.55%, 5/1/22                819,593
Aaa       AAA        3,000     Jefferson County, Health
                               Facilities, (MBIA),
                               5.125%, 10/1/27                     3,004,890
Aaa       AAA        3,000     Kentucky Development Finance
                               Authority (Saint Luke's Hospital)
                               (MBIA), 7.00%, 10/1/21              3,337,110
AAA       AAA        1,000     Kentucky EDA, (Ashland Hospital
                               Corp.), (FSA), 5.00%, 2/1/28          984,060
Aaa       AAA        1,000     Warren County, Hospital
                               Facilities, (Bowling Green-Warren
                               County Hospital), (FSA),
                               5.00%, 4/1/17                       1,000,390
--------------------------------------------------------------------------------
                                                                 $15,107,598
--------------------------------------------------------------------------------

Insured-Transportation -- 9.3%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Kenton County Airport, (FSA),
                               (AMT), 6.30%, 3/1/15              $ 1,072,120
Aaa       AAA        3,550     Kenton County Airport, (MBIA),
                               6.30%, 3/1/15                       3,958,924
Aaa       AAA        1,195     Kenton County, Airport Revenue
                               Board, (MBIA), (AMT),
                               6.45%, 3/1/15                       1,357,771
Aaa       AAA        1,000     Kentucky EDA, (State Turnpike
                               Revitalization), (FGIC),
                               0.00%, 7/1/10                         598,570
AAA       AAA        1,300     Louisville and Jefferson County,
                               Regional Airport Authority,
                               (MBIA), (AMT), 5.00%, 7/1/25        1,272,648
Aaa       AAA        5,000     Puerto Rico Highway and
                               Transportation Authority, (AMBAC),
                               0.00%, 7/1/18                       1,944,100
--------------------------------------------------------------------------------
                                                                 $10,204,133
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 9.0%
--------------------------------------------------------------------------------
Aaa       AAA       $2,000     Kenton County, Water District
                               Waterworks, (FGIC),
                               6.00%, 2/1/17                     $ 2,156,560
Aaa       AAA          500     Lexington-Fayette County,
                               Government Sewer System, (MBIA),
                               6.375%, 7/1/12                        548,590
AAA       AAA        1,000     Louisville and Jefferson County,
                               (Metropolitan District Sewer and
                               Drainage System), (FGIC), 5.00%,
                               5/15/22                               995,110


                       See notes to financial statements

Kentucky Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Insured-Water and Sewer (continued)
--------------------------------------------------------------------------------
Aaa       AAA       $2,000     Louisville and Jefferson County,
                               Metropolitan Sewer District,
                               (AMBAC), 6.75%, 5/15/25           $  2,333,740
Aaa       AAA        3,415     Louisville and Jefferson County,
                               Metropolitan Sewer District,
                               (MBIA), 6.25%, 5/15/26               3,823,809
--------------------------------------------------------------------------------
                                                                 $  9,857,809
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 12.2%
--------------------------------------------------------------------------------
A1        A+        $4,990     Jefferson County, (Capital
                               Projects Corp.), 0.00%, 8/15/15   $  2,145,700
A1        NR         1,000     Kenton County, (Public Properties
                               Corp.), 5.00%, 3/1/29                  979,310
NR        A+         1,030     Kentucky, League of Cities Funding
                               Trust, Floating Indebtedness
                               Certificates of Participation,
                               6.15%, 8/1/13                        1,128,417
A         A-         1,000     Louisville, (Public Property
                               Corp.), 6.80%, 12/1/22               1,130,090
Aa        NR         2,000     Mount Sterling, Lease,
                               6.15%, 3/1/13                        2,132,460
Aa        NR         3,500     Mount Sterling, Lease,
                               6.20%, 3/1/18/(2)/                   3,721,234
A         NR         2,000     Owensboro County, Airport Lease,
                               5.875%, 6/1/15                       2,117,540
--------------------------------------------------------------------------------
                                                                 $ 13,354,751
--------------------------------------------------------------------------------

Nursing Homes -- 0.7%
--------------------------------------------------------------------------------
NR        NR        $  765     Jefferson County, Health
                               Facilities, (Beverly Enterprises),
                               9.75%, 8/1/07                     $    814,235
--------------------------------------------------------------------------------
                                                                 $    814,235
--------------------------------------------------------------------------------

Solid Waste -- 1.2%
--------------------------------------------------------------------------------
NR        NR        $1,200     Morgantown, Solid Waste Revenue,
                               7.45%, 5/1/22                     $  1,288,008
--------------------------------------------------------------------------------
                                                                 $  1,288,008
--------------------------------------------------------------------------------

Transportation -- 7.2%
--------------------------------------------------------------------------------
Baa3      BB+       $3,400     Kenton County Airport, (Delta
                               Airlines), (AMT), 6.125%, 2/1/22  $  3,496,049
Baa3      BB+        1,500     Kenton County Airport, (Delta
                               Airlines), (AMT), 7.125%, 2/1/21     1,633,635
Baa3      BB+          250     Kenton County Airport, (Delta
                               Airlines), (AMT), 7.50%, 2/1/12        275,610
Baa3      BB+          500     Kenton County Airport, (Delta
                               Airlines), (AMT), 7.50%, 2/1/20        552,555
Baa1      A          2,000     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/38                        1,962,580
--------------------------------------------------------------------------------
                                                                 $  7,920,429
--------------------------------------------------------------------------------

Water and Sewer -- 0.6%
--------------------------------------------------------------------------------
A         NR        $  650     Harden County, Water District,
                               6.50%, 9/1/12                     $    706,433
--------------------------------------------------------------------------------
                                                                 $    706,433
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $100,259,833)                               $109,791,624
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 36.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.8% to 20.3% of total investments.

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.


                       See notes to financial statements

Louisiana Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Electric Utilities -- 2.8%
--------------------------------------------------------------------------------
Baa1      BBB+      $2,500     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17          $ 1,002,750
--------------------------------------------------------------------------------
                                                                 $ 1,002,750
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 4.7%
--------------------------------------------------------------------------------
Aaa       AAA       $2,475     Jefferson Parish, Home Mortgage
                               Authority, Single Family, (FGIC),
                               Escrowed to Maturity,
                               0.00%, 5/1/17                     $   991,708
NR        AAA          250     Puerto Rico, "RIBS", (AMBAC),
                               Variable Rate, Prerefunded to
                               7/1/02, 7.544%, 7/1/15/(1)(2)/        293,058
NR        NR           300     Saint Tammany, Public Finance,
                               (Christwood), Prerefunded to
                               5/15/05, 9.00%, 11/15/25              395,040
--------------------------------------------------------------------------------
                                                                 $ 1,679,806
--------------------------------------------------------------------------------

Hospitals -- 6.0%
--------------------------------------------------------------------------------
A3        NR        $1,000     Lafourche Parish, Hospital
                               Service District, 6.00%,
                               10/1/23/(3)/                      $ 1,036,660
NR        BBB          750     Louisiana Public Facilities
                               Authority, (General Health
                               Systems), 6.80%, 11/1/16              836,160
NR        A-           250     Saint Tammany Parish,
                               Hospital Service District,
                               6.50%, 7/1/22                         265,653
--------------------------------------------------------------------------------
                                                                 $ 2,138,473
--------------------------------------------------------------------------------

Housing -- 19.3%
--------------------------------------------------------------------------------
Aaa       NR        $  575     East Baton Rouge Mortgage Finance
                               Authority, Single Family,
                               (GNMA/FNMA), 7.00%, 4/1/32        $   608,091
NR        AAA          300     Guam Housing Corp., Single
                               Family, 5.75%, 9/1/31                 323,406
Aaa       NR           480     Louisiana HFA, Single
                               Family, 6.375%, 12/1/27               515,640
Aaa       NR           585     Louisiana HFA, Single Family,
                               (GNMA), (AMT), 6.30%, 12/1/27         623,990
Aaa       NR         1,165     Louisiana HFA, Single Family,
                               (GNMA), (AMT), 8.00%, 3/1/25        1,359,404
Aaa       NR           615     Louisiana HFA, Single Family,
                               (GNMA/FNMA), (AMT), 6.55%,
                               12/1/26                               660,184
NR        D          1,000     Louisiana Public Facilities
                               Authority, Multifamily, (Windsor
                               Housing), 6.25%, 1/1/26               750,000
Aaa       NR         1,890     New Orleans Home Mortgage
                               Authority, Single Family,
                               (GNMA/FNMA), (AMT), 6.30%, 6/1/28   2,043,751
--------------------------------------------------------------------------------
                                                                 $ 6,884,466
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 17.5%
--------------------------------------------------------------------------------
A3        BBB+      $1,750     Bastrop, (International Paper
                               Co.), (AMT), 6.60%, 3/1/19        $ 1,946,193
A3        BBB+         750     De Soto Parish, (International
                               Paper Co.), (AMT), 7.70%, 11/1/18     878,895
Baa2      NR         1,000     East Baton Rouge Parish,
                               (Georgia-Pacific Corp.), (AMT),
                               5.35%, 9/1/11                       1,005,980
A3        A            800     Louisiana Offshore Terminal
                               Authority, Deepwater Port Revenue,
                               (Loop, LLC), 5.20%, 10/1/18           802,768
Aa2       AA         1,000     Saint Bernard Parish, (Mobil
                               Oil), 5.90%, 11/1/26                1,083,000
Aa3       NR           500     South Louisiana Port Commission,
                               (Cargill, Inc.), 5.85%, 4/1/17        534,830
--------------------------------------------------------------------------------
                                                                 $ 6,251,666
--------------------------------------------------------------------------------

Insured-Education -- 5.2%
--------------------------------------------------------------------------------
Aaa       AAA       $  450     Louisiana Public Facilities
                               Authority, (Dillard University),
                               (AMBAC), 5.00%, 2/1/28            $   444,177
Aaa       AAA          250     Louisiana Public Facilities
                               Authority, (Tulane University),
                               (MBIA), 5.00%, 11/15/27               248,273
Aaa       AAA        1,100     Louisiana State University,
                               (FGIC), 5.75%, 7/1/14               1,176,483
--------------------------------------------------------------------------------
                                                                 $ 1,868,933
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 2.0%
--------------------------------------------------------------------------------
Aaa       AAA       $1,750     Puerto Rico Electric Power
                               Authority, (MBIA), (IBC),
                               0.00%, 7/1/17                     $   714,945
--------------------------------------------------------------------------------
                                                                 $   714,945
--------------------------------------------------------------------------------

                       See notes to financial statements

Louisiana Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Insured-General Obligations -- 9.7%
--------------------------------------------------------------------------------
Aaa       AAA       $3,000     New Orleans, (AMBAC), 0.00%,
                               9/1/15                            $ 1,268,100
Aaa       AAA        4,000     New Orleans, (AMBAC), 0.00%,
                               9/1/16                              1,604,440
Aaa       AAA        1,500     New Orleans, (AMBAC), 0.00%,
                               9/1/17                                570,840
--------------------------------------------------------------------------------
                                                                 $ 3,443,380
--------------------------------------------------------------------------------

Insured-Hospitals -- 6.3%
--------------------------------------------------------------------------------
Aaa       AAA       $  100     Louisiana Public Facilities
                               Authority, (MBIA), Variable Rate,
                               12/1/14/(2)/                      $   115,250
Aaa       AAA        1,500     Ouachita Parish, Glenwood
                               Medical Center, (FSA), 5.75%,
                               5/15/21                             1,614,510
Aaa       AAA          500     Terrebonne Parish, Hospital
                               Service District No. 1,
                               (Terrebonne General Medical
                               Center), (AMBAC), 5.375%, 4/1/28      513,875
--------------------------------------------------------------------------------
                                                                 $ 2,243,635
--------------------------------------------------------------------------------

Insured-Housing -- 0.2%
--------------------------------------------------------------------------------
Aaa       AAA       $  345     East Baton Rouge Mortgage Finance
                               Authority, Single Family, (MBIA),
                               (GNMA/FNMA), 0.00%, 10/1/15       $    58,281
--------------------------------------------------------------------------------
                                                                 $    58,281
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 5.0%
--------------------------------------------------------------------------------
Aaa       AAA       $  345     Baton Rouge, Public Improvement,
                               (FGIC), 4.75%, 8/1/17             $   336,368
Aaa       AAA        1,000     Ernest N. Morial-New Orleans,
                               Exhibition Hall Authority,
                               (MBIA), 5.00%, 7/15/27                985,660
Aaa       AAA          500     Lafayette Parish, School District,
                               (FGIC), 4.60%, 4/1/18                 476,930
--------------------------------------------------------------------------------
                                                                 $ 1,798,958
--------------------------------------------------------------------------------

Life Care -- 12.9%
--------------------------------------------------------------------------------
NR        NR        $  500     Louisiana HFA, (HCC Assisted
                               Living Group 1), (AMT), 9.00%,
                               3/1/25                            $   566,310
NR        AAA          500     Louisiana HFA, (Saint Dominic
                               Assisted Care Facility), (GNMA),
                               6.85%, 9/1/25                         556,765
NR        AAA        1,995     Louisiana HFA, (Saint Joseph's
                               Manor Retirement Center), (GNMA),
                               7.80%, 12/1/35                      2,240,284
NR        BBB        1,150     Louisiana Public Facilities
                               Authority, (Glen Retirement
                               System), 6.70%, 12/1/25             1,256,030
--------------------------------------------------------------------------------
                                                                 $ 4,619,389
--------------------------------------------------------------------------------

Transportation -- 8.4%
--------------------------------------------------------------------------------
A         A-        $  500     Mississippi River Bridge
                               Authority, Bridge Revenue, 6.75%,
                               11/1/12/(3)/                      $   555,120
Baa1      A          1,000     Puerto Rico Highway and
                               Transportation Authority, 4.75%,
                               7/1/38                                969,520
Baa1      A          1,500     Puerto Rico Highway and
                               Transportation Authority, 5.00%,
                               7/1/38                              1,475,700
--------------------------------------------------------------------------------
                                                                 $ 3,000,340
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $33,307,126)                                $35,705,022
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 32.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.5% to 13.1% of total investments.

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, the value of these securities amounted to $293,058 or 0.8% of the Portfolio's net assets.

/(2)/ Security has been issued as an inverse floater bond.

/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Maryland Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Cogeneration -- 1.3%
--------------------------------------------------------------------------------
NR        NR        $1,250     Maryland Energy, AES, (Warrior
                               Run), (AMT), 7.40%, 9/1/19        $ 1,392,888
--------------------------------------------------------------------------------
                                                                 $ 1,392,888
--------------------------------------------------------------------------------

Education -- 3.3%
--------------------------------------------------------------------------------
NR        BBB+      $1,500     Annapolis, Economic Development
                               Revenue, (Saint Johns College),
                               5.50%, 10/1/23                    $ 1,531,935
NR        BBB          500     Montgomery County, EDA,
                               5.60%, 11/1/18                        516,595
NR        BBB          350     Montgomery County, EDA,
                               5.60%, 11/1/22                        361,337
Aa3       AA+        1,000     University of Maryland
                               Auxiliary Facilities and
                               Tuition, 6.30%, 2/1/10              1,076,760
--------------------------------------------------------------------------------
                                                                 $ 3,486,627
--------------------------------------------------------------------------------

Electric Utilities -- 8.1%
--------------------------------------------------------------------------------
A2        A         $1,500     Calvert, Pollution Control
                               Revenue, (Baltimore Gas and
                               Electric Co.), 5.55%, 7/15/14     $ 1,582,290
NR        BBB        2,500     Guam Power Authority,
                               5.25%, 10/1/13                      2,522,675
NR        BBB          750     Guam Power Authority,
                               6.625%, 10/1/14                       835,410
A1        A          2,225     Prince George's County,
                               Pollution Control Revenue,
                               (Potomac Electric), 6.375%,
                               1/15/23                             2,412,901
Baa1      BBB+       1,250     Puerto Rico Electric Power
                               Authority, Series DD, 5.00%,
                               7/1/28                              1,233,688
--------------------------------------------------------------------------------
                                                                 $ 8,586,964
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 8.2%
----------------------------------------------------------------------------
Aaa       NR        $1,125     Baltimore, SFMR, (Inner
                               Harbor), Escrowed to Matuity,
                               8.00%, 12/1/10                    $ 1,497,598
Baa1      BBB        1,250     Maryland HEFA, (Howard County
                               General Hospital), Escrowed to
                               Maturity, 5.50%, 7/1/25             1,308,125
Aaa       AAA          500     Maryland HEFA, (University of
                               Maryland), (FGIC), Prerefunded
                               to 7/1/01, 6.50%, 7/1/21              537,090
Aaa       AAA        1,365     Maryland HEFA, (Washington
                               Community Hospital), (AMBAC),
                               Prerefunded to 7/1/02,
                               6.375%, 7/1/22                      1,512,570
NR        AAA        1,000     Puerto Rico Public Improvement,
                               Prerefunded to 7/1/02,
                               6.80%, 7/1/21                       1,120,710
NR        AAA        1,000     University of Maryland System
                               Auxiliary Facility and Tuition,
                               Prerefunded to 4/1/00,
                               6.50%, 4/1/11                       1,063,190
NR        AAA          175     University of Maryland System
                               Auxiliary Facility and Tuition,
                               Prerefunded to 4/1/02,
                               6.50%, 4/1/12                         195,675
NR        NR           750     Virgin Islands Public Finance
                               Authority, Prerefunded to
                               10/1/02, 7.25%, 10/1/18               859,380
Aa1       AA           500     Washington, Suburban Sanitary
                               District, Prerefunded to
                               6/1/02, 6.20%, 6/1/11                 549,575
--------------------------------------------------------------------------------
                                                                 $ 8,643,913
--------------------------------------------------------------------------------

General Obligations -- 2.5%
--------------------------------------------------------------------------------
Aaa       AAA       $  600     Howard County, 4.75%, 2/15/27     $   584,004
Baa1      A            600     Puerto Rico, 0.00%, 7/1/16            250,866
Baa1      A            500     Puerto Rico, 0.00%, 7/1/18            188,850
Baa1      A          1,000     Puerto Rico, 4.50%, 7/1/23            924,590
Aa1       AA           500     Washington, Suburban Sanitary
                               District, 5.625%, 6/1/21              525,240
Aa        NR           190     Worcester, Sanitary District,
                               6.55%, 8/15/17                        210,108
--------------------------------------------------------------------------------
                                                                 $ 2,683,658
--------------------------------------------------------------------------------

Hospitals -- 15.2%
--------------------------------------------------------------------------------
NR        NR        $  475     Berlin, (Atlantic General),
                               8.375%, 6/1/22                    $   517,850
A2        NR         1,200     Maryland HEFA, (Calvert
                               Memorial Hospital), 5.00%, 7/1/28   1,175,316
A1        A          1,175     Maryland HEFA, (Good Samaritan
                               Hospital), 5.75%, 7/1/19            1,242,445

                       See notes to financial statements

Maryland Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Hospitals (continued)
--------------------------------------------------------------------------------
Baa1      NR        $1,000     Maryland HEFA, (Kennedy Krieger
                               Issue), 5.125%, 7/1/22            $   990,560
Baa1      NR         2,500     Maryland HEFA, (Union Hospital
                               of Cecil), 6.70%, 7/1/22            2,704,150
A         NR         4,000     Prince George's County,
                               (Dimensions Health), 5.30%, 7/1/24  4,023,879
Baa3      NR         1,355     Prince George's County,
                               (Greater SouthEast Healthcare
                               System), 6.375%, 1/1/13             1,334,255
Baa3      NR         4,250     Prince George's County,
                               (Greater SouthEast Healthcare
                               System), 6.375%, 1/1/23             4,065,209
--------------------------------------------------------------------------------
                                                                 $16,053,664
--------------------------------------------------------------------------------

Housing -- 10.9%
--------------------------------------------------------------------------------
Aa        NR        $1,000     Maryland Community Development
                               Administration Multifamily,
                               FHA, (AMT), 6.70%, 5/15/36        $ 1,084,440
Aa        NR           245     Maryland Community Development
                               Administration Single Family,
                               6.85%, 4/1/11                         258,992
Aa        NR         3,000     Maryland Community Development
                               Administration Single Family,
                               (AMT), 6.75%, 4/1/26                3,232,860
Aa        NR           885     Maryland Community Development
                               Administration Single Family,
                               (AMT), 6.80%, 4/1/22                  949,269
Aa        NR           745     Maryland Community Development
                               Administration Single Family,
                               (AMT), 6.80%, 4/1/24                  799,102
Aa2       NR         1,000     Montgomery County, Housing
                               Opportunities Commission, SFMR,
                               0.00%, 7/1/28                         196,610
Aa2       NR         2,525     Montgomery County, SFMR, (AMT),
                               6.05%, 7/1/27                       2,683,646
NR        A             40     Prince George's County,
                               (Antoinette Gardens
                               Apartments), FHA, 7.00%, 3/1/28        40,235
NR        AAA        2,160     Prince George's County, Housing
                               Authority, (Langely Gardens),
                               (AMT), 5.875%, 2/20/39              2,265,084
--------------------------------------------------------------------------------
                                                                 $11,510,238
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 8.5%
--------------------------------------------------------------------------------
A1        A         $1,350     Allegany, Pollution Control
                               Revenue, (Westvaco Corp.),
                               6.20%, 1/1/08                     $ 1,499,108
NR        NR         1,350     Baltimore, Pollution Control
                               Revenue, (Bethlehem Steel Corp.),
                               7.50%, 6/1/15/(1)/                  1,509,314
Aa3       AA-        2,000     Baltimore, Port Facilities,
                               (Consolidated Coal Sales Co.-
                               E.I. du Pont de Nemours),
                               6.50%, 12/1/10                      2,209,460
Aa3       AA-        2,000     Baltimore, Port Facilities,
                               (Consolidated Coal Sales Co.-
                               E.I. du Pont de Nemours),
                               6.50%, 10/1/11/(1)/                 2,199,980
NR        AA-        1,425     Frederick, EDA, (Cargill, Inc.),
                               6.30%, 11/1/09/(2)/                 1,572,103
--------------------------------------------------------------------------------
                                                                 $ 8,989,965
--------------------------------------------------------------------------------

Insured-Education -- 5.8%
--------------------------------------------------------------------------------
Aaa       AAA       $4,600     Maryland HEFA, (Loyola College),
                               (MBIA), 5.375%, 10/1/26/(1)/      $ 4,773,879
Aaa       AAA        1,200     Morgan State University,
                               Maryland Academic and
                               Facilities, (MBIA), 6.10%, 7/1/20   1,406,460
--------------------------------------------------------------------------------
                                                                 $ 6,180,339
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 1.9%
--------------------------------------------------------------------------------
Aaa       AAA       $1,700     Montgomery County, Pollution
                               Control Revenue, (Potomac
                               Electric Power Co.), (MBIA),
                               5.375%, 2/15/24                   $ 1,748,280
Aaa       AAA          250     Puerto Rico Electric Power
                               Authority, "STRIPES", (FSA),
                               Variable Rate, 7/1/03/(3)/            288,438
--------------------------------------------------------------------------------
                                                                 $ 2,036,718
--------------------------------------------------------------------------------

Insured-Hospitals -- 9.7%
--------------------------------------------------------------------------------
Aaa       AAA       $  750     Calvert, EDA, (Asbury -
                               Solomon), (MBIA), 5.00%, 1/1/27   $   746,010
Aaa       AAA        3,000     Maryland HEFA, (Helix Health
                               Issue), (AMBAC), 5.00%, 7/1/27      2,983,920


                       See notes to financial statements

Maryland Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Insured-Hospitals (continued)
--------------------------------------------------------------------------------
Aaa       AAA       $3,000     Maryland HEFA, (Johns Hopkins
                               Medicine-Howard County General
                               Hospital Acquisition), (MBIA),
                               5.00%, 7/1/29                     $  2,983,440
Aaa       AAA        3,150     Puerto Rico ITEM & EC, (Auxilio
                               Mutuo), (MBIA), 6.25%, 7/1/24        3,536,221
--------------------------------------------------------------------------------
                                                                 $ 10,249,591
--------------------------------------------------------------------------------

Insured-Housing -- 0.5%
--------------------------------------------------------------------------------
Aaa       AAA       $  500     Prince George's County,
                               (Keystone Apartments), FHA,
                               (MBIA), 6.80%, 7/1/25             $    534,320
--------------------------------------------------------------------------------
                                                                 $    534,320
--------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation -- 5.6%
--------------------------------------------------------------------------------
Aaa       AAA       $3,460     Baltimore, Certificates of
                               Participation (Board of
                               Education Administration), (MBIA),
                               5.00%, 4/1/13/(4)/                $  3,414,397
Aaa       AAA        1,000     Maryland Stadium Authority,
                               (AMBAC), 5.60%, 3/1/14               1,070,500
Aaa       AAA        1,300     Maryland Stadium Authority,
                               (AMBAC), 5.80%, 3/1/26               1,393,145
--------------------------------------------------------------------------------
                                                                 $  5,878,042
--------------------------------------------------------------------------------

Insured-Solid Waste -- 5.2%
--------------------------------------------------------------------------------
Aaa       AAA       $5,000     NE Maryland Solid Waste
                               Disposal, (MBIA), (AMT),
                               6.30%, 7/1/16                     $  5,462,049
--------------------------------------------------------------------------------
                                                                 $  5,462,049
--------------------------------------------------------------------------------

Insured-Transportation -- 3.8%
--------------------------------------------------------------------------------
Aaa       AAA       $2,000     Baltimore, International
                               Airport, (FGIC), (AMT),
                               6.25%, 7/1/14                     $  2,196,060
Aaa       AAA        1,750     Washington, D.C., Metro Area
                               Transportation, (FGIC),
                               5.25%, 7/1/14                        1,808,450
--------------------------------------------------------------------------------
                                                                 $  4,004,510
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 6.2%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Baltimore, Sewer, (FGIC),
                               5.50%, 7/1/26                     $  1,051,080
Aaa       AAA        1,000     Baltimore, Wastewater, (FGIC),
                               5.00%, 7/1/22                        1,023,130
Aaa       AAA        2,000     Baltimore, Wastewater, (MBIA),
                               5.65%, 7/1/20                        2,219,580
Aaa       AAA        2,100     Baltimore, Water, (FGIC),
                               5.50%, 7/1/26                        2,207,268
--------------------------------------------------------------------------------
                                                                 $  6,501,058
--------------------------------------------------------------------------------

Transportation -- 2.3%
--------------------------------------------------------------------------------
Baa1      A         $  500     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/36                     $    502,020
Baa1      A          2,000     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/38                        1,967,600
--------------------------------------------------------------------------------
                                                                 $  2,469,620
--------------------------------------------------------------------------------

Water and Sewer -- 1.0%
--------------------------------------------------------------------------------
Aa2       AA        $1,000     Maryland Water Quality
                               Financing Administration
                               Revolving Loan Fund,
                               6.55%, 9/1/14                     $  1,102,130
--------------------------------------------------------------------------------
                                                                 $  1,102,130
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $98,601,792)                               $105,766,294
--------------------------------------------------------------------------------

AMT-Interest earned from these securities may be considered a tax preference item for the purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 40.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.3% to 25.4% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover when-issued securities.

/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(3)/ Security has been issued as an inverse floater bond.

/(4)/ When-issued security.

                       See notes to financial statements

Missouri Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Electric Utilities -- 2.7%
--------------------------------------------------------------------------------
NR        BBB       $1,010     Guam Power Authority,
                               6.30%, 10/1/22                       $ 1,077,317
Baa1      BBB+         750     Puerto Rico Electric Power
                               Authority, 6.375%, 7/1/24                856,035
--------------------------------------------------------------------------------
                                                                    $ 1,933,352
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 4.4%
--------------------------------------------------------------------------------
NR        NR        $1,000     Lake of The Ozarks,
                               (Community Bridge Corp.),
                               Prerefunded to 12/1/06,
                               6.40%, 12/1/25/(1)/                  $ 1,175,000
Aaa       AAA          575     Missouri HEFA, (Saint Louis
                               Children's), (MBIA),
                               Escrowed to Maturity,
                               0.00%, 5/15/08                           374,394
NR        AAA          500     Puerto Rico, "RIBS",
                               (AMBAC), Variable Rate,
                               Prerefunded to 7/1/02,
                               7.544%, 7/1/15/(2)(3)/                   586,115
NR        AAA        1,000     Saint Louis County,
                               Mortgage Revenue, (GNMA),
                               (AMT), Escrowed to
                               Maturity, 5.40%, 1/1/16                1,052,480
--------------------------------------------------------------------------------
                                                                    $ 3,187,989
--------------------------------------------------------------------------------

Hospitals -- 19.7%
--------------------------------------------------------------------------------
Aa2       AA        $3,250     Missouri HEFA, (Barnes
                               Jewish Christian), 5.25%, 5/15/14    $ 3,400,637
NR        A+         1,500     Missouri HEFA, (Childrens
                               Mercy Hospital), 5.30%, 5/15/28        1,513,170
NR        BBB+       1,000     Missouri HEFA, (Freeman
                               Health Systems), 5.25%, 2/15/18          991,070
Baa       NR         2,000     Missouri HEFA, (Jefferson
                               Memorial Hospital), 6.00%, 8/15/23     2,090,560
Baa       NR         1,900     Missouri HEFA, (Jefferson
                               Memorial Hospital), 6.80%, 5/15/25     2,093,572
NR        BBB+       1,500     Missouri HEFA, (Lake of the
                               Ozarks General Hospital),
                               6.50%, 2/15/21                         1,642,110
NR        BBB+       1,250     Taney County IDA, (The
                               Skaggs Community Hospital
                               Association), 5.30%, 5/15/18           1,250,438
NR        BBB-       1,250     West Plains IDA, (Ozarks
                               Medical Center), 5.65%, 11/15/22       1,275,375
--------------------------------------------------------------------------------
                                                                    $14,256,932
--------------------------------------------------------------------------------

Housing -- 3.6%
--------------------------------------------------------------------------------
NR        AAA       $  905     Missouri Housing
                               Development Authority,
                               SFMR, (GNMA), 6.45%, 9/1/27          $   971,898
NR        AAA          535     Missouri Housing
                               Development Authority, SFMR,
                               (GNMA), (AMT), 6.75%, 6/1/24             568,491
NR        AAA          915     Missouri Housing Development
                               Authority, SFMR, (GNMA), (AMT),
                               7.25%, 9/1/26                          1,034,655
--------------------------------------------------------------------------------
                                                                    $ 2,575,044
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 14.3%
--------------------------------------------------------------------------------
NR        BB-       $1,035     Jefferson County, (Kmart
                               Corp.), 6.40%, 8/1/08                $ 1,104,221
NR        NR         1,280     Kansas City IDA, (Airline
                               Cargo Facilities), 8.50%, 1/1/17       1,460,429
A3        NR         1,200     Missouri Environmental
                               Improvement and Energy
                               Resources Authority,
                               (American Cyanamid
                               Company), 5.80%, 9/1/09                1,345,812
Baa3      BBB-       2,250     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                          2,450,993
A1        A+         3,750     Saint Louis IDA, (Anheuser-Busch),
                               (AMT), 5.875%, 11/1/26                 4,011,412
--------------------------------------------------------------------------------
                                                                    $10,372,867
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 8.9%
--------------------------------------------------------------------------------
Aaa       AAA       $4,500     Missouri Environmental
                               Improvement and Energy
                               Resources Authority, (Union
                               Electric), (AMBAC), (AMT),
                               5.45%, 10/1/28                       $ 4,667,309
Aaa       AAA          700     Puerto Rico Electric Power
                               Authority, "STRIPES", (FSA),
                               Variable Rate, 7/1/03/(3)/               807,625
Aaa       AAA        1,000     Sikeston, Electric System,
                               (MBIA), 5.00%, 6/1/22                    992,370
--------------------------------------------------------------------------------
                                                                    $ 6,467,304
--------------------------------------------------------------------------------

Insured-General Obligations -- 1.9%
--------------------------------------------------------------------------------
Aaa       AAA       $  500     Puerto Rico, (FSA),
                               Variable Rate, 7/1/22/(2)(3)/        $   573,750


                       See notes to financial statements

Missouri Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------  Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Insured-General Obligations (continued)
--------------------------------------------------------------------------------
Aaa       AAA       $2,000     Saint Charles County, (Francis
                               Howell School District), (FGIC),
                               5.25%, 3/1/16                     $   835,580
--------------------------------------------------------------------------------
                                                                 $ 1,409,330
--------------------------------------------------------------------------------

Insured-Hospitals -- 11.7%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Jackson County, (Saint Joseph's
                               Health System), (MBIA),
                               6.50%, 7/1/12                     $ 1,092,230
Aaa       AAA          800     Jackson County, (Saint Joseph's
                               Health System), (MBIA),
                               6.50%, 7/1/19                         875,272
Aaa       AAA        1,500     Missouri HEFA, (Heartland
                               Health), (AMBAC), 6.35%, 11/15/17   1,648,515
Aaa       AAA        9,500     Missouri HEFA, (Lester Cox
                               Medical Center), (MBIA), 0.00%,
                               9/1/20                              3,226,009
Aaa       AAA        1,500     Missouri HEFA, (Lester Cox
                               Medical Center), (MBIA), 5.35%,
                               6/1/10                              1,626,675
--------------------------------------------------------------------------------
                                                                 $ 8,468,701
--------------------------------------------------------------------------------

Insured-Housing -- 2.3%
--------------------------------------------------------------------------------
Aaa       AAA       $1,500     SCA, MFMR Receipts, Springfield,
                               (FSA), 7.10%, 1/1/30              $ 1,649,115
--------------------------------------------------------------------------------
                                                                 $ 1,649,115
--------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation -- 2.1%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Kansas City Municipal Assistance
                               Corp., Bartle Hall Convention,
                               (AMBAC), 5.00%, 4/15/20           $   995,360
Aaa       AAA          500     Saint Charles County, PFA,
                               (FGIC), 6.375%, 3/15/07               546,985
--------------------------------------------------------------------------------
                                                                 $ 1,542,345
--------------------------------------------------------------------------------

Insured-Transportation -- 1.4%
--------------------------------------------------------------------------------
Aaa       AAA       $  910     Saint Louis, Airport Revenue,
                               (Lambert International Airport),
                               (FGIC), 6.00%, 7/1/14             $ 1,033,887
--------------------------------------------------------------------------------
                                                                 $ 1,033,887
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.1%
--------------------------------------------------------------------------------
Aaa       AAA       $  750     Saint Louis Water, (FGIC),
                               6.00%, 7/1/14                     $   829,073
--------------------------------------------------------------------------------
                                                                 $   829,073
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 8.5%
--------------------------------------------------------------------------------
A1        A+        $2,000     Missouri Regional Convention and
                               Sports Complex Authority,
                               5.50%, 8/15/21                    $ 2,063,420
A         BBB+       3,000     Saint Louis County, Regional
                               Convention and Sports Complex
                               Authority, 5.50%, 8/15/13           3,086,250
A         BBB+       1,000     Saint Louis County, Regional
                               Convention and Sports Complex
                               Authority, 5.75%, 8/15/21           1,039,120
--------------------------------------------------------------------------------
                                                                 $ 6,188,790
--------------------------------------------------------------------------------

Life Care -- 4.9%
--------------------------------------------------------------------------------
Baa1      NR        $  300     Cass County, (Fox Springs Living
                               Center), 7.375%, 10/1/22          $   331,026
NR        NR           915     Kansas City IDA, (Kingswood
                               United Methodist Manor),
                               9.00%, 11/15/13                     1,061,821
NR        NR         2,000     Missouri HEFA, (Lutheran Senior
                               Services), 6.375%, 2/1/27           2,134,140
--------------------------------------------------------------------------------
                                                                 $ 3,526,987
--------------------------------------------------------------------------------

Nursing Homes -- 3.8%
--------------------------------------------------------------------------------
NR        NR        $1,000     Kansas City IDA, (Beverly
                               Enterprises), 8.00%, 12/1/02      $ 1,082,660
NR        NR           500     Missouri HEFA, (Bethesda Health
                               Group of Saint Louis, Inc.),
                               6.625%, 8/15/05                       536,005
NR        NR         1,000     Missouri HEFA, (Bethesda Health
                               Group of Saint Louis, Inc.),
                               7.50%, 8/15/12                      1,127,090
--------------------------------------------------------------------------------
                                                                 $ 2,745,755
--------------------------------------------------------------------------------

Pooled Loans -- 3.8%
--------------------------------------------------------------------------------
A         NR        $2,750     Missouri Higher Education Loan
                               Authority, Student Loan, (AMT),
                               5.45%, 2/15/09                    $ 2,787,730
--------------------------------------------------------------------------------
                                                                 $ 2,787,730
--------------------------------------------------------------------------------

Transportation -- 1.5%
--------------------------------------------------------------------------------
Baa1      A         $1,000     Puerto Rico Highway and
                               Transportation Authority,
                               6.625%, 7/1/12                    $ 1,098,690
--------------------------------------------------------------------------------
                                                                 $ 1,098,690
--------------------------------------------------------------------------------

                       See notes to financial statements

Missouri Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Water and Sewer -- 3.4%
--------------------------------------------------------------------------------
Aa1       NR        $1,000     Missouri Environmental
                               Improvement and Energy Resources
                               Authority, 0.00%, 1/1/14          $   476,740
Aa1       NR           500     Missouri Environmental
                               Improvement and Energy Resources
                               Authority, 6.55%, 7/1/14              547,175
Aa1       NR         1,250     Missouri Environmental
                               Improvement and Energy Resources
                               Authority, 7.20%, 7/1/16            1,440,300
--------------------------------------------------------------------------------
                                                                 $ 2,464,215
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $64,892,579)                               $72,538,106
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 30.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.2% to 11.3% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, the value of these securities amounted to $1,159,865 or 1.6% of the Portfolio's net assets.

/(3)/ Security has been issued as an inverse floater bond.


                       See notes to financial statements

North Carolina Municipals Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%



Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                     Value
--------------------------------------------------------------------------------

Education -- 5.5%
--------------------------------------------------------------------------------
 Aa1       AA+      $1,000     North Carolina Educational
                               Facilities Finance Agency,
                               (Duke University), 6.75%,
                               10/1/21                      $   1,093,780

 Aa2       AA        2,000     University of North
                               Carolina at Chapel Hill,
                               0.00%, 8/1/17                      798,960

 Aa2       AA        2,500     University of North
                               Carolina at Chapel Hill,
                               0.00%, 8/1/19                      904,525

 Aa3       AA        5,685     University of North
                               Carolina at Chapel Hill,
                               5.00%, 2/15/29                   5,627,808
--------------------------------------------------------------------------------
                                                            $   8,425,073
--------------------------------------------------------------------------------

Electric Utilities -- 5.1%
--------------------------------------------------------------------------------
 Baa1      BBB      $5,000     North Carolina Municipal
                               Power Authority, (Eastern
                               Power),
                               6.125%, 1/1/09               $   5,547,299

 Baa1      BBB+      2,000     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17           802,200

 Baa1      BBB+      2,000     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17           802,200

 Baa1      BBB+        365     Puerto Rico Electric Power
                               Authority, 7.125%, 7/1/14          380,341

 NR        NR          230     Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                             253,490
--------------------------------------------------------------------------------
                                                            $   7,785,530
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.5%
--------------------------------------------------------------------------------
 Baa1      AAA      $  635     Puerto Rico Electric Power
                               Authority, Prerefunded to
                               7/1/99,
                               7.125%, 7/1/14               $     663,442

 NR        AAA         150     Puerto Rico General
                               Obligations, Prerefunded
                               to 7/1/00,
                               7.30%, 7/1/20                      162,570

 NR        AAA       1,000     Puerto Rico, "RIBS",
                               (AMBAC), Variable Rate,
                               Prerefunded to 7/1/02,
                               7.544%, 7/1/15/(1)(2)/           1,172,230

 NR        NR        1,550     Virgin Islands Public
                               Finance Authority,
                               Prerefunded to 10/1/02,
                               7.25%, 10/1/18                   1,776,052
--------------------------------------------------------------------------------
                                                            $   3,774,294
--------------------------------------------------------------------------------

General Obligations -- 3.8%
--------------------------------------------------------------------------------
 Aa1       AAA      $  700     Durham, Public
                               Improvement, 4.70%, 3/1/17   $     690,046

 A         A-          175     Eden, Water and Sewer
                               Bonds, (AMT), 6.75%, 6/1/08        192,640

 Aaa       AAA       3,550     North Carolina Capital
                               Improvements, 4.75%, 2/1/12      3,629,556

 Baa1      A           500     Puerto Rico, 0.00%, 7/1/17         198,715

 Baa1      A         1,000     Puerto Rico Public
                               Buildings Authority,
                               5.25%, 7/1/21                    1,010,220
--------------------------------------------------------------------------------
                                                            $   5,721,177
--------------------------------------------------------------------------------

Hospitals -- 16.4%
--------------------------------------------------------------------------------
 Aa3       AA       $2,090     Charlotte-Mecklenberg
                               Hospital, 0.00%, 1/1/06      $   1,534,248

 Aa3       AA        4,000     Charlotte-Mecklenberg
                               Hospital, 5.125%,
                               1/15/22/(3)/                     4,012,520

 Aa3       AA        2,000     Charlotte-Mecklenberg
                               Hospital, 5.875%, 1/15/26        2,164,780

 Baa3      NR        1,500     North Carolina Medical
                               Care Commission, (Annie
                               Penn Memorial Hospital),
                               5.375%, 1/1/22                   1,497,900

 Aa3       AA        3,400     North Carolina Medical
                               Care Commission, (Duke
                               University Hospital),
                               0.00%, 6/1/09                    2,077,774

 Aa3       AA        1,000     North Carolina Medical
                               Care Commission, (Duke
                               University Hospital),
                               5.25%, 6/1/21                    1,013,570

 A1        A+        1,000     North Carolina Medical
                               Care Commission, (Gaston
                               Health Care), 5.00%,               965,860
                               2/15/29

 Aa3       AA        2,000     North Carolina Medical
                               Care Commission, (North
                               Carolina Baptist
                               Hospital), 6.00%, 6/1/22         2,130,060

 Aa3       AA-       2,750     North Carolina Medical
                               Care Commission, (Pitt
                               County Memorial Hospital),
                               4.75%, 12/1/28/(4)/              2,600,208

 Aa3       AA        1,700     North Carolina Medical
                               Care Commission,
                               (Presbyterian Health
                               Services), 6.00%, 10/1/24        1,864,220

 NR        BBB+      2,500     North Carolina Medical
                               Care Commission,
                               (Roanoke-Chowan Hospital),
                               7.75%, 10/1/19                   2,622,250

 Aa3       AA-       2,500     Pitt County Memorial
                               Hospital, 5.25%, 12/1/21         2,537,300
--------------------------------------------------------------------------------
                                                            $  25,020,690
--------------------------------------------------------------------------------


                       See notes to financial statements

North Carolina Municipals Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                     Value
--------------------------------------------------------------------------------
Housing -- 11.7%
 NR        AAA      $1,900     Charlotte Housing
                               Authority,
                               Double Oaks, FHA, (FNMA),
                               7.35%, 5/15/26               $   2,123,364

 NR        AAA       1,000     Guam Housing Corp., Single
                               Family, 5.75%, 9/1/31            1,078,020

 Aa2       AA        2,250     North Carolina HFA, MFMR,
                               6.70%, 1/1/26                    2,445,165

 Aa2       AA        1,945     North Carolina HFA, MFMR,
                               (AMT), 6.45%, 9/1/27             2,090,739

 Aa        AA        1,250     North Carolina HFA, SFMR,
                               (AMT), 6.20%, 9/1/27             1,320,063

 Aa2       AA        1,500     North Carolina HFA, SFMR,
                               (AMT), 6.30%, 3/1/26             1,600,455

 Aa        AA        2,080     North Carolina HFA, SFMR,
                               (AMT), 6.60%, 9/1/26             2,230,051

 Aa2       AA        3,880     North Carolina HFA, SFMR,
                               (AMT), 6.70%, 9/1/26             4,163,667

 Aa        AA          755     North Carolina HFA, SFMR,
                               (AMT), 7.05%, 9/1/20               805,034
--------------------------------------------------------------------------------
                                                            $  17,856,558
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 13.9%
--------------------------------------------------------------------------------
 A2        A        $1,015     Chatham County Industrial
                               Facilities and Pollution,
                               (Carolina Power and
                               Light), 6.30%, 6/15/14       $   1,094,028

 Baa1      BBB       2,750     Haywood County IDA,
                               (Champion International
                               Corp.), (AMT),                   2,821,005
                               5.50%, 10/1/18

 Baa1      BBB       1,500     Haywood County IDA,
                               (Champion International
                               Corp.), (AMT),
                               5.75%, 12/1/25                   1,560,390

 A2        A         3,750     Martin County IDA,
                               (Weyerhaeuser Co.), (AMT),
                               6.80%, 5/1/24                    4,176,263

 Baa2      BBB       2,500     New Hanover County,
                               (Occidental Petroleum
                               Corp.), 6.70%, 7/1/19            2,696,200

 Baa3      BBB-      6,155     Puerto Rico Port
                               Authority,
                               (American Airlines),
                               (AMT),
                               6.25%, 6/1/26/(3)/               6,704,825

 Baa3      BBB-      1,150     Puerto Rico Port
                               Authority, (American
                               Airlines), (AMT), 6.30%,
                               6/1/23                           1,236,676

NR         AA-         850     Robeson County, Industrial
                               Facilities and Pollution
                               Control Financing
                               Authority, (Campbell Soup
                               Co.), 6.40%, 12/1/06             975,673
--------------------------------------------------------------------------------
                                                            $  21,265,060
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 6.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     North Carolina Eastern
                               Municipal Power Authority,
                               (FSA), Variable Rate,
                               1/1/19/(1)(2)/               $   1,605,120

 Aaa       AAA       2,000     North Carolina Eastern
                               Municipal Power Authority,
                               (MBIA),
                               5.375%, 1/1/24                   2,080,840

 Aaa       AAA       4,000     North Carolina Municipal
                               Power Authority, (Catawba
                               Electric), (MBIA),
                               Variable Rate, 1/1/12/(2)/       4,375,000

 Aaa       AAA       1,400     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/02/(2)/                1,569,750
--------------------------------------------------------------------------------
                                                            $   9,630,710
--------------------------------------------------------------------------------

Insured-General Obligations -- 2.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $3,500     Puerto Rico, (FSA),
                               Variable
                               Rate, 7/1/22/(2)/            $   4,016,250
--------------------------------------------------------------------------------
                                                            $   4,016,250
--------------------------------------------------------------------------------

Insured-Hospitals -- 9.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Cumberland County
                               Hospital, (MBIA), 0.00%,
                               10/1/09                      $     305,990

 Aaa       AAA         935     North Carolina Medical
                               Care Commission, (Memorial
                               Mission Hospital), (FSA),
                               0.00%, 10/1/06                     665,019

 Aaa       AAA       2,125     North Carolina Medical
                               Care Commission, (Rex
                               Healthcare), (AMBAC),            2,096,610
                               5.00%, 6/1/23

 Aaa       AAA       5,000     North Carolina Medical
                               Care Commission, (Saint
                               Joseph's Medical Center),
                               (AMBAC),
                               5.10%, 10/1/14                   5,113,750

 Aaa       AAA       5,000     North Carolina Medical
                               Care Commission, (Wake
                               County Hospital), (MBIA),
                               5.375%, 10/1/26                  5,185,849

 Aaa       AAA       1,500     North Carolina Medical
                               Care Commission, (Wilson
                               Memorial Hospital),
                               (AMBAC),
                               0.00%, 11/1/15                     654,495
--------------------------------------------------------------------------------
                                                            $  14,021,713
--------------------------------------------------------------------------------


                       See notes to financial statements

North Carolina Municipals Portfolio  as of August 31, 1998
PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                     Value
--------------------------------------------------------------------------------
Insured-Lease Revenue /
Certificates of Participation -- 3.3%
 Aaa       AAA      $2,150     Charlotte, Convention
                               Facility, (AMBAC), 5.25%,
                               12/1/13                      $   2,230,475

 Aaa       AAA       1,575     Franklin, County Jail,
                               (FGIC), 6.625%, 6/1/14           1,771,859

 Aaa       AAA       1,000     Mooresville School
                               District, (AMBAC), 6.35%,
                               10/1/14                          1,100,910
--------------------------------------------------------------------------------
                                                            $   5,103,244
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 0.8%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,250     Centennial Authority,
                               Hotel Tax Revenue,
                               (Arena), (FSA),
                               5.125%, 9/1/19               $   1,255,225
--------------------------------------------------------------------------------
                                                            $   1,255,225
--------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 8.9%
--------------------------------------------------------------------------------
 A1        A        $2,065     Buncombe County,
                               6.625%, 12/1/10              $   2,323,951

 A3        A-        6,000     Columbus County,
                               Industrial Facility and
                               Pollution Control
                               Financing, (International
                               Paper Co.), (AMT), 6.15%,
                               4/1/21                           6,563,819

 NR        AA          825     Durham County, 6.10%,
                               7/15/07                            897,427

 Aa3       NR          985     Durham County, 6.75%,
                               12/1/11                          1,092,168

 A1        AA        2,400     Greensboro, Greensboro
                               Coliseum Arena, 6.75%,
                               12/1/09                          2,623,920
--------------------------------------------------------------------------------
                                                            $  13,501,285
--------------------------------------------------------------------------------

Transportation -- 8.7%
--------------------------------------------------------------------------------
 Baa1      A        $4,450     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/36                $   4,467,978

 Baa1      A         4,000     Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/20                    4,042,000

 Baa1      A         1,490     Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                    1,608,500

 Baa1      A        $2,925     Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/36                $   3,133,699
--------------------------------------------------------------------------------
                                                            $  13,252,177
--------------------------------------------------------------------------------

Water and Sewer -- 1.3%
--------------------------------------------------------------------------------
 Aa2       AA       $2,000     Orange County, Water and
                               Sewer, 5.20%, 7/1/16         $   2,039,580
--------------------------------------------------------------------------------
                                                            $   2,039,580
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $137,336,031)                          $152,668,566
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 23.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 8.1% of total investments.

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, the value of these securities amounted to $2,777,350 or 1.8% of the Portfolio's net assets.

/(2)/ Security has been issued as an inverse floater bond.

/(3)/ Security (or a portion thereof) has been segregated to cover when-issued securities.

/(4)/ When-issued security.


                       See notes to financial statements

Oregon Municipals Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                     Value
--------------------------------------------------------------------------------

Cogeneration -- 2.2%
--------------------------------------------------------------------------------
 NR        NR       $2,000     Western Generation Agency,
                               (Wauna Cogeneration),
                               (AMT), 7.40%, 1/1/16         $   2,209,180
--------------------------------------------------------------------------------
                                                            $   2,209,180
--------------------------------------------------------------------------------

Education -- 1.1%
--------------------------------------------------------------------------------
 A2        NR       $1,000     Salem EFA, (Willamette
                               University), 6.10%, 4/1/14   $   1,074,960
--------------------------------------------------------------------------------
                                                            $   1,074,960
--------------------------------------------------------------------------------

Electric Utilities -- 5.4%
--------------------------------------------------------------------------------
 Aa1       AA-      $4,000     Eugene, Trojan Nuclear
                               Power, 5.90%, 9/1/09         $   4,006,200

 Aa1       AA-       1,000     Northern Wasco County,
                               (Bonneville Power
                               Administration), 5.20%,
                               12/1/24                          1,007,420

 A         A+          500     Puerto Rico Telephone
                               Authority, Variable
                               Rate, 1/1/20/(1)/(2)/               557,420
--------------------------------------------------------------------------------
                                                            $   5,571,040
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 5.8%
--------------------------------------------------------------------------------
 A1        AAA      $2,000     Medford, Rogue Valley
                               Memorial Hospital,
                               Escrowed to Maturity,
                               6.25%, 12/1/07               $   2,223,500

 NR        A+        1,250     Oregon State, Health,
                               Housing, Educational and
                               Cultural Facilities
                               Authority, (Reed College),
                               Prerefunded to 7/1/02,
                               6.75%, 7/1/21                    1,371,088

 NR        AAA       2,000     Puerto Rico, "RIBS",
                               (AMBAC), Variable Rate,
                               Prerefunded to 7/1/02,
                               7.544%, 7/1/15/(1)/(2)/           2,344,460
--------------------------------------------------------------------------------
                                                            $   5,939,048
--------------------------------------------------------------------------------

General Obligations -- 13.3%
--------------------------------------------------------------------------------
 Aa        NR       $1,000     Lane County, Eugene School
                               District, 5.375%, 7/1/13     $   1,030,780

 Aa2       AA        1,000     Oregon State, Board of
                               Higher Education, 6.00%,
                               10/15/18                         1,072,320

 Aa2       AA       $1,250     Oregon State, Elderly and
                               Disabled Housing, 6.375%,
                               8/1/24                       $   1,367,250

 Aa2       AA        4,610     Oregon State, Elderly and
                               Disabled Housing, (AMT),
                               5.65%, 8/1/26                    4,889,597

 Aa2       AA        1,190     Oregon State, Veterans
                               Welfare, 5.85%, 10/1/15          1,251,535

 Aa2       AA          500     Oregon State, Veterans
                               Welfare, 5.875%, 10/1/18           524,900

 Aa2       AA        1,500     Oregon State, Veterans
                               Welfare, 5.90%, 10/1/17          1,595,865

 Baa1      A         4,850     Puerto Rico, 0.00%, 7/1/17       1,927,536
--------------------------------------------------------------------------------
                                                            $  13,659,783
--------------------------------------------------------------------------------

Hospitals -- 1.0%
--------------------------------------------------------------------------------
 A2        A+       $1,000     Clackamas County, (Kaiser
                               Permanente), 6.25%, 4/1/21   $   1,059,630
--------------------------------------------------------------------------------
                                                            $   1,059,630
--------------------------------------------------------------------------------

Housing -- 35.4%
--------------------------------------------------------------------------------
 NR        NR       $2,105     Hood River County, Health
                               Facility Authority,
                               Elderly Housing Revenue,
                               (Down Manor Project),
                               6.50%, 1/1/17                $   2,216,144

 Aa2       NR        2,500     Oregon State, Housing and
                               Community Services
                               Department, MFMR, (AMT),
                               5.70%, 7/1/29                    2,587,675

 Aa2       NR        1,500     Oregon State, Housing and
                               Community Services
                               Department, MFMR, (AMT),
                               6.20%, 7/1/28                    1,605,855

 Aa2       NR        1,975     Oregon State, Housing and
                               Community Services
                               Department, SFMR, (AMT),
                               6.20%, 7/1/27                    2,108,135

 Aa2       NR        4,700     Oregon State, Housing and
                               Community Services
                               Department, SFMR, (AMT),
                               6.20%, 7/1/27                    5,032,807

 Aa2       NR        3,500     Oregon State, Housing and
                               Community Services
                               Department, SFMR, (AMT),
                               6.375%, 7/1/27                   3,776,780

 Aa2       NR        1,985     Oregon State, Housing and
                               Community Services
                               Department, SFMR, (AMT),
                               6.40%, 7/1/26                    2,137,587

 Aa2       NR        2,500     Oregon State, Housing and
                               Community Services
                               Department, SFMR, (AMT),
                               6.45%, 7/1/26                    2,693,275



                       See notes to financial statements

Oregon Municipals Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                     Value
--------------------------------------------------------------------------------

Housing (continued)
--------------------------------------------------------------------------------
 NR        A        $1,000     Portland Housing
                               Authority,
                               6.00%, 1/1/27                $   1,034,330

 Aa3       NR        4,810     Portland Housing
                               Authority, MFMR, (Berry
                               Ridge), (AMT),
                               6.30%, 5/1/29                    5,147,276

 Aaa       NR        2,875     Portland Housing
                               Authority, MFMR, (Cherry
                               Blossom), (AMT),
                               6.20%, 12/20/36                  3,074,956

 NR        A         1,750     Portland Housing
                               Authority, MFMR,
                               (Riverwood), 6.00%, 1/1/19       1,826,720

 Aa3       NR        1,000     Washington County Housing
                               Authority, MFMR, (Bethany
                               Meadows), (AMT),
                               5.75%, 9/1/17                    1,039,690

 Aa3       NR        2,000     Washington County Housing
                               Authority, MFMR, (Bethany
                               Meadows), (AMT),
                               5.85%, 9/1/27                    2,078,960
--------------------------------------------------------------------------------
                                                            $  36,360,190
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 10.7%
--------------------------------------------------------------------------------
 Baa2      BBB-     $3,500     Oregon EDA, (Georgia
                               Pacific), (AMT), 6.35%,
                               8/1/25                       $   3,757,565

 NR        BBB-      5,000     Port of Astoria, Pollution
                               Control Revenue, (James
                               River Corp.), 6.55%, 2/1/15      5,356,699

 NR        NR          750     Port of Portland, (Ash
                               Grove Cement Co.), 7.25%,
                               10/1/09                            811,613

 NR        NR        1,000     Port of Portland, (North
                               Portland Crown Zellerbach
                               Corp.),
                               6.125%, 5/15/08                  1,002,850
--------------------------------------------------------------------------------
                                                            $  10,928,727
--------------------------------------------------------------------------------

Insured-Colleges and Universities -- 1.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $4,850     Oregon Health Science
                               University, Capital
                               Appreciation (MBIA),
                               0.00%, 7/1/21                $   1,577,075
--------------------------------------------------------------------------------
                                                            $   1,577,075
--------------------------------------------------------------------------------

Insured-Education -- 2.7%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Oregon State, Health,
                               Housing, Educational and
                               Cultural Facilities
                               Authority, (Lewis and
                               Clark College), (MBIA),
                               6.00%, 10/1/13               $   1,108,670

 Aaa       AAA      $1,500     Oregon State, Health,
                               Housing, Educational and
                               Cultural Facilities
                               Authority, (Lewis and
                               Clark College), (MBIA),
                               6.125%, 10/1/24              $   1,655,085
--------------------------------------------------------------------------------
                                                            $   2,763,755
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 5.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Emerald People's Utility
                               District, Electric System,
                               (AMBAC),
                               5.75%, 11/1/16               $   1,059,430

 Aaa       AAA         500     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/03/(2)/                  576,875

 Aaa       AAA       5,300     Puerto Rico Electric Power
                               Authority, (MBIA), (IBC),
                               0.00%, 7/1/17                    2,165,262

 Aaa       AAA       1,600     Puerto Rico Telephone
                               Authority, (MBIA),
                               Variable
                               Rate, 1/16/15/(2)/               1,726,000
--------------------------------------------------------------------------------
                                                            $   5,527,567
--------------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 1.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,250     Oregon State, Department
                               of General Services, Real
                               Property Financing
                               Program, (AMBAC), 6.25%,
                               9/1/15                       $   1,354,275
--------------------------------------------------------------------------------
                                                            $   1,354,275
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 0.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Portland, Arena Natural
                               Gas Tax Revenue (AMBAC),
                               0.00%, 6/1/17                $     348,920
--------------------------------------------------------------------------------
                                                            $     348,920
--------------------------------------------------------------------------------

Insured-Transportation -- 5.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     Oregon Department of
                               Transportation, (Westside
                               Light Rail), (MBIA),
                               6.25%, 6/1/09                $   1,680,780

Aaa        AAA       1,000     Port of Portland, Portland
                               International Airport,
                               (AMBAC), (AMT), 6.25%,
                               7/1/18                           1,073,460



                       See notes to financial statements

Oregon Municipals Portfolio  as of August 31, 1998
PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                     Value
--------------------------------------------------------------------------------

Insured-Transportation (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $2,750     Port of Portland, Portland
                               International Airport,
                               (AMT), (FGIC), 6.00%,
                               7/1/23                       $   2,925,450
--------------------------------------------------------------------------------
                                                            $   5,679,690
--------------------------------------------------------------------------------

Special Tax Revenue -- 4.1%
--------------------------------------------------------------------------------
 A         NR       $1,000     Portland, Urban Renewal
                               and Redevelopment Bonds,
                               (Downtown Waterfront),
                               6.40%, 6/1/08                $   1,074,260

 A1        AA+       3,000     Tri-County Metropolitan
                               Transportation District,
                               Limited Tax Pledge, 5.70%,
                               8/1/13                           3,160,200
--------------------------------------------------------------------------------
                                                            $   4,234,460
--------------------------------------------------------------------------------

Transportation -- 2.1%
--------------------------------------------------------------------------------
 Baa3      BBB-     $1,500     Port of Portland, Special
                               Obligation Revenue Bonds,
                               (Delta Airlines Inc.),
                               (AMT), 6.20%, 9/1/22         $   1,576,080

 Baa1      A           500     Puerto Rico Highway and
                               Transportation Authority,
                               6.375%, 7/1/08                     542,180
--------------------------------------------------------------------------------
                                                            $   2,118,260
--------------------------------------------------------------------------------

Water and Sewer -- 2.2%
--------------------------------------------------------------------------------
 NR        A+       $2,000     Clackamas County, Water
                               Revenue, 6.375%, 10/1/14     $   2,233,720
--------------------------------------------------------------------------------
                                                            $   2,233,720
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $94,764,463)                           $102,640,280
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 19.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 9.7% of total investments.

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, the value of these securities amounted to $2,901,880 or 2.8% of the Portfolio's net assets.

/(2)/ Security has been issued as an inverse floater bond.


                       See notes to financial statements

South Carolina Municipals Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Electric Utilities -- 8.7%
--------------------------------------------------------------------------------
 A1        A-       $1,650     Berkeley County, (South
                               Carolina Electric and Gas
                               Co.), 6.50%, 10/1/14          $ 1,810,116
 Baa1      BBB+      1,400     Puerto Rico Electric Power
                               Authority, 6.25%, 7/1/17        1,537,004
 Aa2       AA-       1,000     South Carolina Public
                               Service Authority, 5.125%,
                               1/1/32                            992,030
--------------------------------------------------------------------------------
                                                             $ 4,339,150
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 0.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $  300     Piedmont Municipal Power
                               Agency, (MBIA), Escrowed to
                               Maturity, 6.25%, 1/1/09       $   349,326
--------------------------------------------------------------------------------
                                                             $   349,326
--------------------------------------------------------------------------------

General Obligations -- 0.4%
--------------------------------------------------------------------------------
 Baa1      A        $  500     Puerto Rico, 0.00%, 7/1/18    $   188,850
--------------------------------------------------------------------------------
                                                             $   188,850
--------------------------------------------------------------------------------

Hospitals -- 3.1%
--------------------------------------------------------------------------------
 A3        NR       $1,440     Horry County, (Conway
                               Hospital), 6.75%, 7/1/12      $ 1,566,706
--------------------------------------------------------------------------------
                                                             $ 1,566,706
--------------------------------------------------------------------------------

Housing -- 10.2%
--------------------------------------------------------------------------------
 NR        AA-      $1,780     South Carolina Housing
                               Finance Authority, MFMR,
                               (Runaway Bay Apartments),
                               6.20%, 12/1/20                $ 1,850,897
 Aa        AA        1,500     South Carolina Housing
                               Finance Authority, SFMR,
                               6.375%, 7/1/16                  1,607,460
 Aa2       NR        1,500     South Carolina Housing
                               Finance Authority, SFMR,
                               6.45%, 7/1/17                   1,609,125
--------------------------------------------------------------------------------
                                                             $ 5,067,482
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 29.1%
--------------------------------------------------------------------------------
 Baa2      BBB      $1,890     Aiken County, (Beloit
                               Corp.), 6.00%, 12/1/11        $ 2,023,944
 NR        BBB+     $1,500     Chester County, (Spring
                               Industries), 7.35%, 2/1/14    $ 1,636,350
 A2        A-1       1,150     Darlington County,
                               (Carolina Power and Light
                               Co.), 6.60%, 11/1/10            1,276,385
 A1        AA-       1,500     Darlington County, (Nucor
                               Corp.), (AMT), 5.75%, 8/1/23    1,568,145
 A2        A         2,500     Darlington County, (Sonoco
                               Products), 6.00%, 4/1/26        2,683,474
 A2        A           500     Darlington County, (Sonoco
                               Products), (AMT), 6.125%,
                               6/1/25                            539,610
 NR        NR          515     Florence County, (Stone
                               Container Co.), 7.375%,
                               2/1/07                            556,313
 A3        A-        1,000     Georgetown County,
                               Environmental Improvement
                               Revenue, (International
                               Paper Co.), 5.70%, 10/1/21      1,040,390
 A1        A-        1,000     Richland County, (Union
                               Camp Corp.), (AMT), 6.75%,
                               5/1/22                          1,094,140
 A2        A+        2,000     York County, (Hoechst
                               Celanese Corp.), (AMT),
                               5.70%, 1/1/24                   2,063,240
--------------------------------------------------------------------------------
                                                             $14,481,991
--------------------------------------------------------------------------------

Insured-Education -- 1.5%
--------------------------------------------------------------------------------
 Baa2      AA       $  750     Richland County EFA,
                               (Benedict College), (AGR),
                               5.125%, 1/1/28                $   738,750
--------------------------------------------------------------------------------
                                                             $   738,750
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 8.7%
--------------------------------------------------------------------------------
 Aaa       NR       $  500     Edgefield County, Water and
                               Sewer Authority, (FGIC),
                               5.00%, 1/1/28                 $   495,030
 Aaa       AAA         250     Hilton Head Public Service
                               District
                               No. 1, (FSA), 5.00%, 12/1/23      247,680
 Aaa       AAA         195     Piedmont Municipal Power
                               Agency, Electric Revenue,
                               (MBIA), 6.30%, 1/1/14             213,621
 Aaa       AAA       2,500     Puerto Rico Electric Power
                               Authority, (MBIA), (IBC),
                               0.00%, 7/1/17                   1,021,350
 Aaa       AAA       1,250     South Carolina Public
                               Service Authority, (AMBAC),
                               6.375%, 7/1/21                  1,371,475
 Aaa       AAA       1,000     South Carolina State Public
                               Service Authority, (MBIA),
                               5.00%, 1/1/29                     989,910
--------------------------------------------------------------------------------
                                                             $ 4,339,066
--------------------------------------------------------------------------------


                       See notes to financial statements

South Carolina Municipals Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Insured-General Obligations -- 2.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Berkeley County, School
                               District, (AMBAC), 6.30%,
                               2/1/16                        $ 1,109,260
--------------------------------------------------------------------------------
                                                             $ 1,109,260
--------------------------------------------------------------------------------

Insured-Hospitals -- 14.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     Greenwood County, (Self
                               Memorial Hospital), (FGIC),
                               5.875%, 10/1/17               $ 1,593,480
 Aaa       AAA         750     Horry County, (Conway
                               Hospital), (AMBAC), 5.00%,
                               7/1/28                            737,948
 Aaa       AAA       1,500     South Carolina Jobs
                               Economic Development
                               Authority, (Anderson Area
                               Medical Center), (MBIA),
                               5.25%, 2/1/26                   1,518,270
 Aaa       AAA       1,000     South Carolina Jobs
                               Economic Development
                               Authority, (Baptist
                               Hospital), (AMBAC),
                               5.45%, 8/1/15                   1,036,020
 Aaa       AAA       1,000     South Carolina Jobs
                               Economic Development
                               Authority, (Baptist
                               Hospital), (AMBAC),
                               Variable Rate, 8/1/15/(1)/      1,071,250
 NR        AAA       1,000     South Carolina Jobs
                               Economic Development
                               Authority, (Oconee Memorial
                               Hospital), (CLEE),
                               6.15%, 3/1/25                   1,099,040
--------------------------------------------------------------------------------
                                                             $ 7,056,008
--------------------------------------------------------------------------------

Insured-Housing -- 2.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     South Carolina Housing
                               Finance and Development
                               Authority, SFMR, (AMBAC),
                               (AMT), 5.95%, 7/1/29          $ 1,054,860
--------------------------------------------------------------------------------
                                                             $ 1,054,860
--------------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 3.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Charleston County,
                               (Charleston PFC), (MBIA),
                               6.10%, 6/1/11                 $   551,995
 Aaa       AAA       1,000     Florence County, (Law
                               Enforcement Center),
                               (AMBAC), 6.00%, 3/1/14          1,092,500
--------------------------------------------------------------------------------
                                                             $ 1,644,495
--------------------------------------------------------------------------------

Insured-Life Care -- 2.0%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Florence County, Hospital
                               Revenue, (McLeod Regional
                               Medical Center), (MBIA),
                               5.00%, 11/1/20                $   986,090
--------------------------------------------------------------------------------
                                                             $   986,090
--------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 5.6%
--------------------------------------------------------------------------------
 Baa       NR       $  750     Lexington County School
                               District, 6.90%, 7/1/08       $   838,785
 A3        BBB+      1,750     Myrtle Beach Convention
                               Center, 6.875%, 7/1/17          1,965,443
--------------------------------------------------------------------------------
                                                             $ 2,804,228
--------------------------------------------------------------------------------

Pooled Loans -- 3.2%
--------------------------------------------------------------------------------
 NR        A        $1,500     South Carolina Education
                               Authority, Student Loan,
                               (AMT), 6.30%, 9/1/08          $ 1,605,135
--------------------------------------------------------------------------------
                                                             $ 1,605,135
--------------------------------------------------------------------------------

Solid Waste -- 3.5%
--------------------------------------------------------------------------------
 NR        NR       $1,500     Spartanburg County, Solid
                               Waste, (Bavarian Motor
                               Works Corp.), (AMT), 7.55%,
                               11/1/24                       $ 1,736,265
--------------------------------------------------------------------------------
                                                             $ 1,736,265
--------------------------------------------------------------------------------

Transportation -- 1.5%
--------------------------------------------------------------------------------
 Baa1      A        $  750     Puerto Rico Highway and
                               Transportation Authority,
                               4.75%, 7/1/38                 $   727,140
--------------------------------------------------------------------------------
                                                             $   727,140
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $45,182,640)                            $49,794,802
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 34.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance. The aggregate percentage by financial institution ranged from 0.5% to 15.0% of total investments.

/(1)/ Security has been issued as an inverse floater bond.

                       See notes to financial statements

Tennessee Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                       Value
--------------------------------------------------------------------------------

Education -- 4.9%
--------------------------------------------------------------------------------
Aa3        AA       $1,500     Metropolitan Government
                               Nashville and Davidson
                               County, (Vanderbilt
                               University), 5.00%, 10/1/28   $ 1,484,955
Baa2       NR        1,000     Nashville and Davidson
                               County, (Belmont
                               University),
                               6.40%, 12/1/19                  1,079,140
--------------------------------------------------------------------------------
                                                             $ 2,564,095
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.7%
--------------------------------------------------------------------------------
 NR        AAA      $  300     Puerto Rico, "RIBS",
                               (AMBAC), Variable Rate,
                               Prerefunded to 7/1/02,
                               7.544%, 7/1/15/(1)//(2)/      $   351,669
 Aaa       AAA       1,500     Shelby County, (Lebonheur
                               Children's Hospital),
                               (MBIA), Escrowed to
                               Maturity, 5.50%, 8/15/12        1,594,755
--------------------------------------------------------------------------------
                                                             $ 1,946,424
--------------------------------------------------------------------------------

General Obligations -- 4.0%
--------------------------------------------------------------------------------
Aa2        AA       $1,000     Metropolitan Government
                               Nashville and Davidson
                               County, 5.875%, 5/15/21       $ 1,087,880
Aa2        AA+       1,000     Shelby County, 5.125%,
                               3/1/16                          1,013,450
--------------------------------------------------------------------------------
                                                             $ 2,101,330
--------------------------------------------------------------------------------

Hospitals -- 6.6%
--------------------------------------------------------------------------------
Baa1       NR       $  500     Clarksville, (Clarksville
                               Memorial), 6.25%, 7/1/08      $   535,605
Baa1       NR          500     Clarksville, (Clarksville
                               Memorial), 6.375%, 7/1/18         533,360
Baa1       BBB+        250     Knox County, (East
                               Tennessee Children's),
                               6.50%, 10/1/12                    267,003
Baa2       BBB       1,000     Montgomery County,
                               (Clarksville Regional
                               Health System),
                               5.375%, 1/1/28                    990,450
NR         A-        1,000     Sumner County, (Sumner
                               Regional Health Systems),
                               7.50%, 11/1/14                  1,147,930
--------------------------------------------------------------------------------
                                                             $ 3,474,348
--------------------------------------------------------------------------------

Housing -- 15.2%
--------------------------------------------------------------------------------
NR         A        $  750     Knoxville Community
                               Development Corp., (Clinton
                               Towers), 6.65%, 10/15/10      $   793,928
NR         AAA         500     Knoxville Community
                               Development Corp.,
                               (Morningside Gardens),
                               (GNMA), 6.10%, 7/20/20            521,300
NR         A         1,500     Nashville and Davidson
                               County, (The Park at
                               Hermitage), 5.90%, 2/1/19       1,532,400
Aa2        AA        1,000     Tennessee Housing
                               Development Agency,
                               5.375%, 7/1/23                  1,009,960
A1         A+        1,000     Tennessee Housing
                               Development Agency,
                               5.85%, 7/1/13                   1,043,320
A1         A+        2,000     Tennessee Housing
                               Development Agency,
                               5.95%, 7/1/28                   2,080,520
Aa         AA        1,000     Tennessee Housing
                               Development Agency, (AMT),
                               5.75%, 7/1/24                   1,026,010
--------------------------------------------------------------------------------
                                                             $ 8,007,438
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 27.0%
--------------------------------------------------------------------------------
Aa3        AA-      $1,000     Chattanooga, (E.I. du Pont
                               de Nemours and Co.),
                               6.35%, 7/1/22                 $ 1,097,470
Aa3        AA-       1,000     Humphreys County, (E.I. du
                               Pont de Nemours and Co.),
                               (AMT), 6.70%, 5/1/24            1,114,040
Aa2        AA        2,000     Loudon County,
                               (Kimberly-Clark Corp.),
                               (AMT), 6.20%, 2/1/23/(3)/       2,152,139
A3         A         2,250     Maury County, (Saturn
                               Corp.), 6.50%, 9/1/24           2,474,414
Baa1       BBB       1,500     McMinn County, (Calhoun
                               Newsprint Co. - Bowater
                               Inc.), (AMT), 7.40%, 12/1/22    1,677,000
Baa2       BBB       1,500     Memphis-Shelby County
                               Airport Authority, (Federal
                               Express Corp.), 6.75%, 9/1/12   1,644,510
Baa2       BBB       1,000     Memphis-Shelby County
                               Airport Authority, (Federal
                               Express Corp.), (AMT),
                               6.20%, 7/1/14                   1,059,170
NR         BBB+        500     Nashville and Davidson
                               County, (Osco Treatment
                               Systems), (AMT), 6.00%, 5/1/03    526,765
Baa3       BBB-      1,250     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                   1,361,663
A3         NR        1,000     South Fulton County, (Tyson
                               Foods Co.), (AMT),
                               6.40%, 10/1/20                  1,097,510
--------------------------------------------------------------------------------
                                                             $14,204,681
--------------------------------------------------------------------------------

                       See notes to financial statements

Tennessee Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Insured-Education -- 4.6%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Metropolitan Nashville
                               HEFA, (Meharry Medical
                               College), (AMBAC), 5.00%,
                               12/1/24                       $   984,830
Aaa        AAA       1,230     Metropolitan Nashville
                               HEFA, (Meharry Medical
                               College), (AMBAC), 6.00%,
                               12/1/19                         1,415,300
--------------------------------------------------------------------------------
                                                             $ 2,400,130
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 5.1%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Lawrenceburg, Electric
                               Revenues, (MBIA), 6.625%,
                               7/1/18                        $ 1,227,760
Aaa        AAA       1,000     Madison County Suburban
                               Utility District, (MBIA),
                               5.00%, 2/1/19                     998,050
Aaa        AAA         400     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/03/(2)/                 461,500
--------------------------------------------------------------------------------
                                                             $ 2,687,310
--------------------------------------------------------------------------------

Insured-Hospitals -- 5.0%
--------------------------------------------------------------------------------
Aaa        AAA      $  500     Bristol, (Bristol Memorial
                               Hospital), (FGIC), 6.75%,
                               9/1/10                        $   607,075
Aaa        AAA         250     Chattanooga, (Memorial
                               Hospital), (MBIA), 6.625%,
                               9/1/09                            299,425
Aaa        AAA       1,500     Chattanooga-Hamilton
                               County, (Erlanger Medical
                               Center), (MBIA), 5.00%,
                               10/1/28                         1,471,335
Aaa        AAA         250     Shelby County, (Methodist
                               Care), (MBIA), 5.00%, 4/1/18      249,525
--------------------------------------------------------------------------------
                                                             $ 2,627,360
--------------------------------------------------------------------------------

Insured-Housing -- 2.1%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Knox County, SCA Realty,
                               MFMR, (FSA), 7.125%, 1/1/30   $ 1,100,750
--------------------------------------------------------------------------------
                                                             $ 1,100,750
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 2.2%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Johnson, School District
                               Sales Tax, (AMBAC), 6.70%,
                               5/1/21                        $ 1,171,290
--------------------------------------------------------------------------------
                                                             $ 1,171,290
--------------------------------------------------------------------------------

Insured-Transportation -- 4.1%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Memphis-Shelby County
                               Airport Authority, (MBIA),
                               (AMT), 6.50%, 2/15/09         $ 1,166,690
Aaa        AAA       1,000     Puerto Rico Highway and
                               Transportation Authority,
                               (MBIA), (IBC), 5.00%, 7/1/38      997,360
--------------------------------------------------------------------------------
                                                             $ 2,164,050
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 2.8%
--------------------------------------------------------------------------------
Aaa        AAA      $  350     Nashville and Davidson
                               County, Water System,
                               (AMBAC), Variable
                               Rate, 1/1/22/(2)/             $   409,063
Aaa        AAA       1,000     Nashville and Davidson
                               County, Water System,
                               (FGIC), 5.20%, 1/1/13           1,060,780
--------------------------------------------------------------------------------
                                                             $ 1,469,843
--------------------------------------------------------------------------------

Miscellaneous -- 1.1%
--------------------------------------------------------------------------------
NR         NR       $  500     Hardeman County,
                               (Correctional Facilities
                               Corp.), 7.75%, 8/1/17         $   566,990
--------------------------------------------------------------------------------
                                                             $   566,990
--------------------------------------------------------------------------------

Nursing Homes -- 2.2%
--------------------------------------------------------------------------------
 NR        A+       $1,000     Tennessee State Veterans'
                               Homes Board, (Humboldt),
                               6.65%, 2/1/14                 $ 1,130,670
--------------------------------------------------------------------------------
                                                             $ 1,130,670
--------------------------------------------------------------------------------

Pooled Loans -- 3.5%
--------------------------------------------------------------------------------
NR         A-       $1,200     Tennessee Local Development
                               Authority, Community
                               Provider, 6.55%, 10/1/23      $ 1,315,236
A2         AA-         500     Tennessee Local Development
                               Authority, State Loan
                               Program, 5.00%, 3/1/15            500,000
--------------------------------------------------------------------------------
                                                             $ 1,815,236
--------------------------------------------------------------------------------

                            See notes to financial

Tennessee Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Transportation -- 5.9%
--------------------------------------------------------------------------------
NR         NR       $  900     Memphis-Shelby County
                               Airport Authority, 6.125%,
                               12/1/16                       $   931,959
Baa1       A         1,575     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/36                   1,581,363
Baa1       A           600     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/38                     588,774
--------------------------------------------------------------------------------
                                                             $ 3,102,096
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $48,278,492)                            $52,534,041
--------------------------------------------------------------------------------

AMT- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific
industry or municipality.   In order to reduce the risk associated with
such economic developments, at August 31, 1998, 29.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.0% to 15.2% of total investments.


/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, the value of these securities amounted to $351,669 or 0.7% of the Portfolio's net assets.
/(2)/ Security has been issued as an inverse floater bond.
/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Virginia Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Education -- 5.7%
--------------------------------------------------------------------------------
NR        A-        $2,000     Lynchburgh, (Randolph-Macon
                               Woman's College), 5.875%, 9/1/23  $ 2,092,080
NR        A-         2,000     Medical College of Hampton
                               Roads, 6.875%, 11/15/11             2,168,260
Baa3      NR         1,000     Rockingham County IDA,
                               (Bridgewater College),
                               5.95%, 10/1/13                      1,046,630
NR        A-         1,570     Virginia College Building
                               Authority, (Hampden-Sydney
                               College), 6.60%, 9/1/16             1,721,348
NR        A+         1,000     Virginia College Building
                               Authority, (Hampton
                               University), 5.75%, 4/1/14          1,060,450
NR        A+           400     Virginia College Building
                               Authority, (Hampton
                               University), 6.50%, 4/1/08            436,136
--------------------------------------------------------------------------------
                                                                 $ 8,524,904
--------------------------------------------------------------------------------

Electric Utilities -- 0.7%
--------------------------------------------------------------------------------
NR        NR        $  925     Virgin Islands Water and
                               Power Authority, 7.40%, 7/1/11    $ 1,019,470
--------------------------------------------------------------------------------
                                                                 $ 1,019,470
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 11.9%
--------------------------------------------------------------------------------
Aaa       AAA       $1,665     Arlington County IDA,
                               (AMBAC), Prerefunded to
                               9/1/03, 5.00%, 9/1/21             $ 1,637,078
Aaa       NR         1,000     Arlington County IDA,
                               (Arlington Hospital),
                               Prerefunded to 9/1/01,
                               7.125%, 9/1/21                      1,112,210
A         NR           500     Augusta County IDA,
                               (Augusta Hospital),
                               Prerefunded to 9/1/01,
                               7.00%, 9/1/21                         553,520
Aaa       AAA        2,000     Loudoun County IDA,
                               (Falcons Landing),
                               Prerefunded to 11/1/04,
                               8.75%, 11/1/24                      2,560,820
A2        NR         1,250     Martinsville, (Memorial
                               Hospital of Martinsville
                               and Henry County),
                               Prerefunded to 1/1/01,
                               7.00%, 1/1/06                       1,337,700
A2        NR         2,400     Prince William County IDA
                               (Potomac Hospital),
                               Prerefunded to 10/1/05,
                               6.85%, 10/1/25                      2,847,072
Aaa       AAA        1,000     Richmond Metropolitan
                               Authority Expressway
                               (FGIC), Prerefunded to
                               7/15/02, 6.375%, 7/15/16            1,108,190
NR        NR         4,000     Virgin Islands Public
                               Finance Authority,
                               Prerefunded to 10/1/02,
                               7.25%, 10/1/18                      4,583,360
NR        A+         1,700     Virginia Beach, Water and
                               Sewer System, Prerefunded
                               to 2/1/02, 6.625%, 2/1/17           1,876,868
--------------------------------------------------------------------------------
                                                                 $17,616,818
--------------------------------------------------------------------------------

General Obligations -- 2.2%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Fairfax County, 5.625%, 6/1/14    $ 1,067,270
Baa1      A            350     Puerto Rico, 0.00%, 7/1/04            275,429
Baa1      A          2,000     Puerto Rico, 4.50%, 7/1/23          1,849,180
--------------------------------------------------------------------------------
                                                                 $ 3,191,879
--------------------------------------------------------------------------------

Hospitals -- 13.5%
--------------------------------------------------------------------------------
A2        NR        $3,800     Albermarle County IDA,
                               (Martha Jefferson Hospital),
                               5.50%, 10/1/20                    $ 3,904,006
A2        NR           170     Chesapeake Hospital
                               Authority, (Chesapeake
                               General Hospital), 7.60%, 7/1/00      177,968
Aa2       AA         2,910     Fairfax County IDA, (Inova
                               Health System Hospitals),
                               5.00%, 8/15/14                      2,972,652
Aa2       AA         2,000     Fairfax County IDA, (Inova
                               Health System Hospitals),
                               5.00%, 8/15/15                      2,033,200
Aa2       AA         1,000     Fairfax County IDA, (Inova
                               Health System Hospitals),
                               6.00%, 8/15/26                      1,091,920
NR        A            400     Halifax County IDA,
                               (Halifax Regional
                               Hospital, Inc.), 5.25%, 9/1/17        402,676
Aa2       AA-        3,500     Peninsula Ports Authority
                               of Virginia, (Riverside
                               Health System), 6.625%, 7/1/10      3,828,965


                       See notes to financial statements

Virginia Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Hospitals (continued)
--------------------------------------------------------------------------------
Aa2       AA        $3,000     Virginia Beach Development
                               Authority, (Sentara Bayside
                               Hospital), 6.60%, 11/1/09         $ 3,280,680
A3        NR         1,000     Washington County IDA,
                               (Johnston Memorial
                               Hospital), 6.00%, 7/1/14            1,124,450
A3        NR         1,060     Washington County IDA,
                               (Johnston Memorial
                               Hospital), 7.00%, 7/1/22            1,194,366
--------------------------------------------------------------------------------
                                                                 $20,010,883
--------------------------------------------------------------------------------

Housing -- 11.1%
--------------------------------------------------------------------------------
NR        AAA       $1,250     Fairfax County Redevelopment
                               and Housing Authority MFMR,
                               FHA, 7.00%, 5/1/26                $ 1,338,300
NR        AAA          960     Hampton Redevelopment and
                               Housing Authority, Senior
                               Living, (GNMA), 6.00%, 1/20/26      1,010,726
NR        AAA        1,000     Newport News Redevelopment
                               and Housing Authority,
                               MFMR, 5.85%, 12/20/30               1,049,170
NR        AAA        1,800     Suffolk Redevelopment and
                               Housing Authority, (Prince
                               Williams Commons), (FNMA),
                               6.45%, 6/1/19                       1,962,612
Aa1       AA+        3,500     Virginia Housing
                               Development Authority,
                               MFMR, 7.05%, 5/1/18                 3,771,285
Aa        AA+        5,000     Virginia Housing
                               Development Authority,
                               MFMR, (AMT), 6.75%, 7/1/21          5,272,499
Aa        NR         1,900     Virginia Housing
                               Development Authority,
                               SFMR, Variable Rate, 7/1/04/(1)/    2,030,625
--------------------------------------------------------------------------------
                                                                  $16,435,217
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 19.7%
--------------------------------------------------------------------------------
Baa2      NR        $4,500     Bedford County, (Nekoosa
                               Packaging), (AMT),
                               5.60%, 12/1/25                    $ 4,571,910
Aa3       AA-        2,190     Chesapeake, (Cargill,
                               Inc.), 5.875%, 3/1/13               2,344,789
A2        A+         1,500     Giles, (Hoechst Celanese
                               Corp.), (AMT), 5.95%, 12/1/25       1,592,385
A2        A+         2,000     Giles, (Hoechst Celanese
                               Corp.), (AMT), 6.45%, 5/1/26        2,229,020
A2        A+           500     Giles, (Hoechst Celanese
                               Corp.), (AMT), 6.625%, 12/1/22        544,345
A3        A          2,000     Henrico County, (Browning
                               Ferris, Inc.), (AMT),
                               5.45%, 1/1/14/(2)/                  2,114,160
A1        A-         4,000     Isle of Wright County IDA,
                               (Union Camp Corp.), (AMT),
                               6.55%, 4/1/24                       4,405,640
A1        A+         2,000     James City County IDA,
                               (Anheuser Busch), (AMT),
                               6.00%, 4/1/32                       2,163,560
Baa3      BBB-       1,000     Puerto Rico Port
                               Authority, (American
                               Airlines), (AMT), 6.25%, 6/1/26     1,089,330
Baa3      BBB-       1,000     Puerto Rico Port
                               Authority, (American
                               Airlines), (AMT), 6.30%, 6/1/23     1,075,370
Baa3      BBB          980     West Point, (Chesapeake
                               Corp.), 6.25%, 3/1/19               1,052,726
Baa3      BBB        5,520     West Point, (Chesapeake
                               Corp.), (AMT), 6.375%, 3/1/19       5,958,563
--------------------------------------------------------------------------------
                                                                 $29,141,798
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 0.7%
--------------------------------------------------------------------------------
Aaa       AAA       $  900     Puerto Rico Telephone
                               Authority, (MBIA),
                               Variable Rate, 1/16/15/(1)/       $   970,875
--------------------------------------------------------------------------------
                                                                 $   970,875
--------------------------------------------------------------------------------

Insured-General Obligations -- 3.5%
--------------------------------------------------------------------------------
Aaa       AAA       $5,250     Richmond, (FGIC),
                               5.00%, 1/15/21                    $ 5,204,325
--------------------------------------------------------------------------------
                                                                 $ 5,204,325
--------------------------------------------------------------------------------

Insured-Hospitals -- 8.8%
--------------------------------------------------------------------------------
Aaa       AAA       $3,585     Fredericksburg IDA,
                               (Medicorp Health),
                               (AMBAC), 5.25%, 6/15/23           $ 3,639,313
Aaa       AAA        1,500     Henrico County, (Bon
                               Secour Health Systems), (MBIA),
                               6.25%, 8/15/20                      1,772,700


                       See notes to financial statements

Virginia Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Insured-Hospitals (continued)
--------------------------------------------------------------------------------
Aaa       AAA       $5,000     Virginia Beach, (Virginia
                               Beach Memorial Hospital),
                               (AMBAC), 5.125%, 2/15/18          $ 5,117,800
Aaa       AAA        2,000     Winchester IDA, (Winchester
                               Medical Center), (AMBAC),
                               Variable Rate, 1/21/14/(1)/         2,552,500
--------------------------------------------------------------------------------
                                                                 $13,082,313
--------------------------------------------------------------------------------

Insured-Transportation -- 1.9%
--------------------------------------------------------------------------------
Aaa       AAA       $1,650     Chesapeake Bay Bridge and
                               Tunnel Dist., (MBIA),
                               5.00%, 7/1/22                     $ 1,632,890
Aaa       AAA        1,105     Metropolitan Washington
                               Airports Authority,
                               (MBIA), (AMT), 5.75%, 10/1/20       1,164,383
--------------------------------------------------------------------------------
                                                                 $ 2,797,273
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 4.4%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Prince William County
                               Service Authority, (FGIC),
                               4.75%, 7/1/29                     $   959,320
Aaa       AAA        4,635     Upper Occoquan Sewage
                               Authority, (MBIA), 5.00%, 7/1/25    4,590,736
Aaa       AAA        1,000     Upper Occoquan Sewage
                               Authority, (MBIA), 5.15%, 7/1/20    1,043,500
--------------------------------------------------------------------------------
                                                                 $ 6,593,556
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 6.4%
--------------------------------------------------------------------------------
Aa2       AA        $2,000     Henrico County IDA, Lease,
                               7.00%, 8/1/13                     $ 2,343,920
Aa2       AA         2,250     Henrico County IDA, Lease,
                               7.125%, 8/1/21                      2,646,158
NR        NR         1,250     King George County, Lease,
                               7.00%, 12/15/12                     1,336,525
A         NR         3,000     Rockingham and Harrisonburg
                               Counties, Harrisonburg
                               Redevelopment and Housing
                               Authority, 6.50%, 9/1/14            3,227,190
--------------------------------------------------------------------------------
                                                                 $ 9,553,793
--------------------------------------------------------------------------------

Nursing Homes -- 0.2%
--------------------------------------------------------------------------------
NR        NR        $  215     Covington-Allegheny County
                               IDA, (Beverly Enterprises),
                               9.375%, 9/1/01                    $   229,846
--------------------------------------------------------------------------------
                                                                 $   229,846
--------------------------------------------------------------------------------

Solid Waste -- 2.2%
--------------------------------------------------------------------------------
A1        A+        $  915     Fairfax County EDA, (Ogden
                               Martin Systems of Fairfax,
                               Inc.), (AMT), 7.75%, 2/1/11       $   956,742
Baa1      A-         2,250     Southeastern Public Service
                               Authority, Solid Waste Systems,
                               (AMT), 6.00%, 7/1/13                2,362,118
--------------------------------------------------------------------------------
                                                                 $ 3,318,860
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.8%
--------------------------------------------------------------------------------
NR        NR        $1,500     Dulles Community Development
                               Authority, (Dulles Town Center),
                               6.25%, 3/1/26                     $ 1,532,085
Aa        AA         1,000     Virginia State Transportation
                               Board Revenue, Route 28,
                               Variable Rate, 4/1/18/(1)/          1,183,730
--------------------------------------------------------------------------------
                                                                 $ 2,715,815
--------------------------------------------------------------------------------

Transportation -- 2.2%
--------------------------------------------------------------------------------
NR        BBB       $  400     Charlottesville-Albermarle,
                               Airport Authority, (AMT),
                               6.125%, 12/1/13                   $   422,396
Baa1      A          1,500     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/36                       1,506,060
Aa2       AA         1,250     Virginia Port Authority,
                               (AMT), 5.90%, 7/1/16                1,347,850
--------------------------------------------------------------------------------
                                                                 $ 3,276,306
--------------------------------------------------------------------------------

Water and Sewer -- 3.1%
--------------------------------------------------------------------------------
Aa2       AA        $1,500     Fairfax County Water
                               Authority, 5.00%, 4/1/21          $ 1,531,650
Aa2       AA           805     Fairfax County Water
                               Authority, 6.00%, 4/1/22              891,103


                       See notes to financial statements

Virginia Municipals Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Water and Sewer (continued)
--------------------------------------------------------------------------------
Aa2       AA-       $1,000     Fairfax County Water Authority,
                               Variable Rate, 4/1/29/(1)(3)/     $  1,097,170
NR        AA         1,000     Virginia Resource Authority,
                               (Hopewell Waste Water), (AMT),
                               6.00%, 1/1/25                        1,084,640
--------------------------------------------------------------------------------
                                                                 $  4,604,563
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $134,024,968)                               $148,288,494
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1998, 21.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.9% to 8.7% of total investments.

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(3)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, the value of these securities amounted to $1,097,170 or 0.7% of the Portfolio's net assets.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS

Statements of Assets and Liabilities


As of August 31, 1998

                                                    Alabama               Arkansas               Georgia               Kentucky
                                                   Portfolio             Portfolio              Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                $85,220,338           $51,057,516           $78,904,810            $100,259,833
    Unrealized appreciation                          8,196,742             4,564,428             7,334,325               9,531,791
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                              $93,417,080           $55,621,944           $86,239,135            $109,791,624
------------------------------------------------------------------------------------------------------------------------------------
Cash                                               $ 2,691,379           $       181           $   919,365            $  3,121,864
Receivable for investments sold                      1,004,372                    --                    --                      --
Interest receivable                                  1,398,455               841,648             1,077,404               1,719,202
Deferred organization expenses                              --                   747                    --                      --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                       $98,511,286           $56,464,520           $88,235,904            $114,632,690
------------------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                  $ 1,776,119           $        --           $        --            $  1,966,224
Payable for when-issued securities                   1,940,976                    --               958,690                      --
Demand note payable                                         --               194,000                    --                      --
Payable for daily variation margin on open
    financial futures contracts                          7,719                 8,750                14,250                  17,812
Payable to affiliate for Trustees' fees                    713                   775                   620                     837
Other accrued expenses                                   9,056                 5,951                11,070                  12,537
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  $ 3,734,583           $   209,476           $   984,630            $  1,997,410
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest
    in Portfolio                                   $94,776,703           $56,255,044           $87,251,274            $112,635,280
------------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                    $86,623,101           $51,735,985           $80,053,905            $103,274,919
Net unrealized appreciation (computed on the
    basis of identified cost)                        8,153,602             4,519,059             7,197,369               9,360,361
------------------------------------------------------------------------------------------------------------------------------------
Total                                              $94,776,703           $56,255,044           $87,251,274            $112,635,280
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities


As of August 31, 1998

                                                Louisiana               Maryland              Missouri            North Carolina
                                                Portfolio              Portfolio              Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                            $33,307,126           $ 98,601,792           $64,892,579            $137,336,031
    Unrealized appreciation                      2,397,896              7,164,502             7,645,527              15,332,535
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                          $35,705,022           $105,766,294           $72,538,106            $152,668,566
------------------------------------------------------------------------------------------------------------------------------------
Cash                                           $   129,539             $1,329,282           $ 1,004,800            $    697,467
Receivable for investments sold                     85,000                     --                30,000                      --
Interest receivable                                596,721              1,365,345               846,902               2,156,141
Deferred organization expenses                         701                     --                    --                      --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   $36,516,983           $108,460,921           $74,419,808            $155,522,174
------------------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities             $        --           $  3,289,180           $        --            $  2,576,011
Payable for daily variation margin on open
    financial futures contracts                      3,562                 16,250                11,875                      --
Payable to affiliate for Trustees' fees                 --                    806                    --                   1,085
Other accrued expenses                               3,648                  2,432                 9,936                  14,954
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                              $     7,210           $  3,308,668           $    21,811            $  2,592,050
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
    interest in Portfolio                      $36,509,773           $105,152,253           $74,397,997            $152,930,124
------------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                $34,145,005           $ 98,072,007           $66,866,653            $137,597,589
Net unrealized appreciation (computed on
    the basis of identified cost)                2,364,768              7,080,246             7,531,344              15,332,535
------------------------------------------------------------------------------------------------------------------------------------
Total                                          $36,509,773           $105,152,253           $74,397,997            $152,930,124
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities


As of August 31, 1998

                                                                            South
                                                    Oregon Portfolio  Carolina Portfolio  Tennessee Portfolio   Virginia Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                     $ 94,764,463         $45,182,640          $48,278,492         $134,024,968
    Unrealized appreciation                                7,875,817           4,612,162            4,255,549           14,263,526
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                   $102,640,280         $49,794,802          $52,534,041         $148,288,494
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                    $         27         $       816          $ 1,036,567         $    650,298
Receivable for investments sold                                   --                  --                   --               55,000
Interest receivable                                        1,312,130             673,947              742,249            2,307,324
Deferred organization expenses                                    --                 703                   --                   --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                            $103,952,437         $50,470,268          $54,312,857         $151,301,116
------------------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                       $         --         $        --          $   589,867         $         --
Demand note payable                                          186,000             344,000                   --                   --
Payable for daily variation margin on open financial
    futures contracts                                             --                  --                8,313               25,000
Payable to affiliate for Trustees' fees                           --               3,124                   --                1,085
Other accrued expenses                                        11,340               6,071                5,970               17,561
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       $    197,340         $   353,195          $   604,150         $     43,646
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
    interest in Portfolio                               $103,755,097         $50,117,073          $53,708,707         $151,257,470
------------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                         $95,879,280          $45,504,911          $49,533,180         $137,123,569
Net unrealized appreciation (computed on the basis of
    identified cost)                                      7,875,817            4,612,162            4,175,527          14,133,901
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   $103,755,097         $50,117,073          $53,708,707         $151,257,470
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended August 31, 1998

                                                        Alabama              Arkansas             Georgia              Kentucky
                                                       Portfolio            Portfolio            Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Interest                                               $5,550,375           $3,354,995           $5,222,856           $6,945,303
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                $5,550,375           $3,354,995           $5,222,856           $6,945,303
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                                 $  366,055           $  185,589           $  333,875           $  470,058
Trustees fees and expenses                                  6,956                  728                6,231                8,324
Custodian fee                                              60,119               38,254               59,098               71,520
Legal and accounting services                              23,398               21,298               21,298               23,398
Amortization of organization expenses                         615                1,418                1,118                  511
Miscellaneous                                              18,863               16,251               12,638               11,787
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                         $  476,006           $  263,538           $  434,258           $  585,598
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                         $   20,874           $    8,807           $   12,724           $   15,409
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                               $   20,874           $    8,807           $   12,724           $   15,409
------------------------------------------------------------------------------------------------------------------------------------


Net expenses                                           $  455,132           $  254,731           $  421,534           $  570,189
------------------------------------------------------------------------------------------------------------------------------------


Net investment income                                  $5,095,243           $3,100,264           $4,801,322           $6,375,114
------------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
       basis)                                          $1,047,057           $  929,883           $1,803,386           $2,152,959
    Financial futures contracts                          (760,313)            (407,915)            (593,119)            (704,097)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                      $  286,744           $  521,968           $1,210,267           $1,448,862
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
    Investments (identified cost basis)                $1,509,871           $1,197,152           $1,229,882           $1,520,361
    Financial futures contracts                           (15,222)             (58,565)             (98,301)            (135,459)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation)                                     $1,494,649           $1,138,587           $1,131,581           $1,384,902
------------------------------------------------------------------------------------------------------------------------------------


Net realized and unrealized gain                       $1,781,393           $1,660,555           $2,341,848           $2,833,764
------------------------------------------------------------------------------------------------------------------------------------


Net increase in net assets from operations             $6,876,636           $4,760,819           $7,143,170           $9,208,878
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Operations


For the Year Ended August 31, 1998

                                                      Louisiana             Maryland            Missouri             North Carolina
                                                      Portfolio            Portfolio            Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Interest                                              $1,950,541           $5,865,329          $4,490,817             $ 9,153,114
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                               $1,950,541           $5,865,329          $4,490,817             $ 9,153,114
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                                $   78,185           $  401,391          $  272,984             $   655,565
Trustees fees and expenses                                 1,978               10,741               7,635                  11,916
Custodian fee                                             28,922               60,589              51,709                  89,096
Legal and accounting services                             17,417               23,598              20,516                  23,398
Amortization of organization expenses                      1,347                  824                 549                   1,583
Miscellaneous                                              7,194               13,796              11,867                  22,843
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                        $  135,043           $  510,939          $  365,260             $   804,401
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                        $   16,445           $   46,452          $   11,275             $    39,369
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                              $   16,445           $   46,452          $   11,275             $    39,369
------------------------------------------------------------------------------------------------------------------------------------


Net expenses                                          $  118,598           $  464,487          $  353,985             $   765,032
------------------------------------------------------------------------------------------------------------------------------------


Net investment income                                 $1,831,943           $5,400,842          $4,136,832             $ 8,388,082
------------------------------------------------------------------------------------------------------------------------------------



Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
       basis)                                         $  620,522           $1,505,418          $1,449,475             $ 3,440,718
    Financial futures contracts                         (265,977)            (680,515)           (493,314)              (1,648,96)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                     $  354,545           $  824,903          $  956,161             $ 1,791,750
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
    (depreciation) --
    Investments (identified cost basis)               $  691,789           $2,080,471          $1,654,309             $ 2,817,631
    Financial futures contracts                          (12,727)            (104,783)            (81,970)                112,744
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation)                                    $  679,062           $1,975,688          $1,572,339             $ 2,930,375
------------------------------------------------------------------------------------------------------------------------------------


Net realized and unrealized gain                      $1,033,607           $2,800,591          $2,528,500             $ 4,722,125
------------------------------------------------------------------------------------------------------------------------------------


Net increase in net assets from operations            $2,865,550           $8,201,433          $6,665,332             $13,110,207
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Operations


For the Year Ended August 31, 1998

                                                          Oregon            South Carolina         Tennessee             Virginia
                                                         Portfolio            Portfolio            Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Interest                                                 $6,246,608           $3,042,537           $3,047,857           $ 9,013,940
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                  $6,246,608           $3,042,537           $3,047,857           $ 9,013,940
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                                   $  419,629           $  154,671           $  161,125           $   647,387
Trustees fees and expenses                                    9,691                3,077                7,316                11,916
Custodian fee                                                55,385               32,919               40,090                94,759
Legal and accounting services                                22,716               22,187               20,717                23,398
Amortization of organization expenses                           848                1,388                1,084                 1,258
Miscellaneous                                                15,175               16,108                7,184                27,326
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           $  523,444           $  230,350           $  237,516           $   806,044
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                           $       --           $    6,924           $   11,162           $    31,170
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                 $       --           $    6,924           $   11,162           $    31,170
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                             $  523,444           $  223,426           $  226,354           $   774,874
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                    $5,723,164           $2,819,111           $2,821,503           $ 8,239,066
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost             $1,898,448           $1,166,828           $  814,847           $ 3,098,693
       basis)
    Financial futures contracts                            (327,438)               8,668             (351,492)            (1,061,43)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                        $1,571,010           $1,175,496           $  463,355           $ 2,037,263
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                  $1,487,017           $  554,107           $  955,175           $ 2,634,984
    Financial futures contracts                             (50,937)                  --              (57,473)             (161,882)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                    $1,436,080           $  554,107           $  897,702           $ 2,473,102
    (depreciation)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                         $3,007,090           $1,729,603           $1,361,057           $ 4,510,365
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations               $8,730,254           $4,548,714           $4,182,560           $12,749,431
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 1998

                                                             Alabama           Arkansas            Georgia             Kentucky
Increase (Decrease) in Net Assets                           Portfolio          Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------

From operations --
    Net investment income                                 $   5,095,243       $  3,100,264        $  4,801,322       $   6,375,114
    Net realized gain                                           286,744            521,968           1,210,267           1,448,862
    Net change in unrealized appreciation
        (depreciation)                                        1,494,649          1,138,587           1,131,581           1,384,902
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                $   6,876,636       $  4,760,819        $  7,143,170       $   9,208,878
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions --
    Contributions                                         $   5,971,850       $  3,190,175        $  5,270,754       $   5,929,474
    Withdrawals                                             (20,427,780)       (14,381,768)        (20,324,717)        (25,613,276)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets  from capital
    transactions                                          $ (14,455,930)      $(11,191,593)       $(15,053,963)      $ (19,683,802)
------------------------------------------------------------------------------------------------------------------------------------


Net decrease in net assets                                $  (7,579,294)      $ (6,430,774)       $ (7,910,793)      $ (10,474,924)
------------------------------------------------------------------------------------------------------------------------------------



Net Assets
------------------------------------------------------------------------------------------------------------------------------------

At beginning of year                                      $ 102,355,997       $ 62,685,818        $ 95,162,067       $ 123,110,204
------------------------------------------------------------------------------------------------------------------------------------

At end of year                                            $  94,776,703       $ 56,255,044        $ 87,251,274       $ 112,635,280
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 1998

                                                         Louisiana           Maryland           Missouri         North Carolina
Increase (Decrease) in Net Assets                        Portfolio          Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                               $ 1,831,943        $  5,400,842        $  4,136,832       $   8,388,082
    Net realized gain                                       354,545             824,903             956,161           1,791,750
    Net change in unrealized appreciation
        (depreciation)                                      679,062           1,975,688           1,572,339           2,930,375
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations              $ 2,865,550        $  8,201,433        $  6,665,332       $  13,110,207
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                       $ 5,706,360        $  8,581,280        $  4,493,837       $   9,214,460
    Withdrawals                                          (6,494,266)        (19,031,547)        (16,642,888)        (36,965,507)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                        $  (787,906)       $(10,450,267)       $(12,149,051)      $ (27,751,047)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                   $ 2,077,644        $ (2,248,834)       $ (5,483,719)      $ (14,640,840)
------------------------------------------------------------------------------------------------------------------------------------



Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                    $34,432,129        $107,401,087        $ 79,881,716       $ 167,570,964
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                          $36,509,773        $105,152,253        $ 74,397,997       $ 152,930,124
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 1998

                                                     Oregon             South Carolina           Tennessee              Virginia
Increase (Decrease) in Net Assets                   Portfolio             Portfolio              Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                         $   5,723,164          $  2,819,111           $  2,821,503          $   8,239,066
    Net realized gain                                 1,571,010             1,175,496                463,355              2,037,263
    Net change in unrealized
        appreciation (depreciation)                   1,436,080               554,107                897,702              2,473,102
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations        $   8,730,254          $  4,548,714           $  4,182,560          $  12,749,431
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                 $   3,763,506          $  2,733,381           $  5,452,717          $   7,893,877
    Withdrawals                                     (22,431,429)          (11,134,947)           (10,088,250)           (31,043,370)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                  $ (18,667,923)         $ (8,401,566)          $ (4,635,533)         $ (23,149,493)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                        $  (9,937,669)         $ (3,852,852)          $   (452,973)         $ (10,400,062)
------------------------------------------------------------------------------------------------------------------------------------



Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                              $ 113,692,766          $ 53,969,925           $ 54,161,680          $ 161,657,532
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                    $ 103,755,097          $ 50,117,073           $ 53,708,707          $ 151,257,470
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended August 31, 1997

Increase (Decrease) in Net Assets                       Alabama              Arkansas             Georgia             Kentucky
                                                       Portfolio            Portfolio            Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------

From operations --
    Net investment income                             $  5,801,367         $  3,707,520        $   5,659,411        $   7,114,833
    Net realized gain (loss)                                36,452             (196,863)             619,588              790,878
    Net change in unrealized appreciation
        (depreciation)                                   3,859,164            2,344,431            2,869,835            4,675,966
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations            $  9,696,983         $  5,855,088        $   9,148,834        $  12,581,677
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions --
    Contributions                                     $  4,814,194         $  1,860,201        $   5,129,603        $   4,738,142
    Withdrawals                                        (20,698,730)         (19,132,688)         (28,090,665)         (27,227,068)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets  from capital
    transactions                                      $(15,884,536)        $(17,272,487)       $ (22,961,062)       $ (22,488,926)
------------------------------------------------------------------------------------------------------------------------------------


Net decrease in net assets                            $ (6,187,553)        $(11,417,399)       $ (13,812,228)       $  (9,907,249)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------

At beginning of year                                  $108,543,550         $ 74,103,217        $ 108,974,295        $ 133,017,453
------------------------------------------------------------------------------------------------------------------------------------

At end of year                                        $102,355,997         $ 62,685,818        $  95,162,067        $ 123,110,204
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended August 31, 1997

Increase (Decrease) in Net Assets                       Louisiana            Maryland            Missouri          North Carolina
                                                        Portfolio           Portfolio            Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                              $ 2,044,687         $  5,868,209         $  4,530,872        $   9,890,637
    Net realized gain                                       17,105              583,641               47,598            2,200,237
    Net change in unrealized appreciation
        (depreciation)                                   1,149,891            3,765,437            3,709,574            4,378,307
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $ 3,211,683         $ 10,217,287         $  8,288,044        $  16,469,181
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                      $ 2,993,205         $  6,463,344         $  2,387,301        $   5,496,793
    Withdrawals                                         (6,821,430)         (19,867,889)         (15,955,992)         (41,439,395)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                       $(3,828,225)        $(13,404,545)        $(13,568,691)       $ (35,942,602)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                             $  (616,542)        $ (3,187,258)        $ (5,280,647)       $ (19,473,421)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                   $35,048,671         $110,588,345         $ 85,162,363        $ 187,044,385
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                         $34,432,129         $107,401,087         $ 79,881,716        $ 167,570,964
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended August 31, 1997

                                                      Oregon            South Carolina          Tennessee             Virginia
Increase (Decrease) in Net Assets                    Portfolio            Portfolio             Portfolio             Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                          $   6,643,900         $  3,172,029          $  3,029,119         $   9,461,124
    Net realized gain (loss)                            (379,737)            (187,278)             (147,294)            1,844,132
    Net change in unrealized appreciation
        (depreciation)                                 3,337,142            2,182,137             2,422,406             4,117,767
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations         $   9,601,305         $  5,166,888          $  5,304,231         $  15,423,023
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                  $   5,759,540         $  2,536,482          $  3,539,000         $   7,439,212
    Withdrawals                                      (31,426,734)         (12,051,592)          (10,746,904)          (38,849,024)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                   $ (25,667,194)        $ (9,515,110)         $ (7,207,904)        $ (31,409,812)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                         $ (16,065,889)        $ (4,348,222)         $ (1,903,673)        $ (15,986,789)
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                               $ 129,758,655         $ 58,318,147          $ 56,065,353         $ 177,644,321
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                                     $ 113,692,766         $ 53,969,925          $ 54,161,680         $ 161,657,532
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                 Alabama Portfolio
                                                     ---------------------------------------------------------------------
                                                                                    Year Ended
                                                     ---------------------------------------------------------------------
                                                                          August 31,                           Sept. 30,
                                                     ------------------------------------------------------  -------------
                                                      1998       1997       1996        1995     1994/(1)/     1993/(2)/
--------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:+
--------------------------------------------------------------------------------------------------------------------------
Net expenses/(3)/                                     0.49%      0.50%       0.49%      0.47%      0.44%/(4)/   0.25%/(4)/
Net expenses after custodian fee reduction            0.47%      0.49%       0.45%        --         --           --
Net investment income                                 5.21%      5.47%       5.50%      5.77%      5.37%/(4)/   5.52%/(4)/
Portfolio Turnover                                      23%        23%         52%        51%        26%          10%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)            $94,777   $102,356    $108,544   $118,486   $117,163      $83,628
--------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses/(3)/                                                                                                   0.35%/(4)/
Net investment income                                                                                           5.42%/(4)/
--------------------------------------------------------------------------------------------------------------------------

/(1)/ For the eleven month period ended August 31, 1994.
/(2)/ For the period from the start of business, February 1, 1993, to September
      30, 1993.
/(3)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                  Arkansas Portfolio
                                                                 ------------------------------------------------------
                                                                                      Year Ended
                                                                 ------------------------------------------------------
                                                                                      August 31,
                                                                 ------------------------------------------------------
                                                                 1998       1997      1996       1995       1994/(1)/
-----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:+
-----------------------------------------------------------------------------------------------------------------------
Net expenses/(2)/                                                0.44%      0.49%     0.48%      0.46%      0.24%/(3)/
Net expenses after custodian fee reduction                       0.43%      0.48%     0.46%        --         --
Net investment income                                            5.22%      5.40%     5.40%      5.69%      5.60%/(3)/
Portfolio Turnover                                                 13%        17%       11%        23%        16%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                       $56,255    $62,686   $74,103    $81,535    $82,917
-----------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses/(2)/                                                                                               0.43%/(3)/
Net investment income                                                                                       5.41%/(3)/
-----------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, February 1, 1994, to August 31,
      1994.
/(2)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(3)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                 Georgia Portfolio
                                                     -----------------------------------------------------------------------
                                                                                    Year Ended
                                                     -----------------------------------------------------------------------
                                                                           August 31,                            Sept. 30,
                                                     ------------------------------------------------------  ---------------
                                                       1998       1997       1996       1995      1994/(1)/     1993/(2)/
---------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:
Expenses/(3)/                                         0.48%     0.49%       0.50%      0.46%       0.44%/(4)/    0.40%/(4)/
Expenses after custodian fee reduction                0.47%     0.47%       0.45%         --          --            --
Net investment income                                 5.29%     5.55%       5.59%      5.73%       5.37%/(4)/    5.37%/(4)/
Portfolio Turnover                                      19%       13%         21%        48%         45%           35%
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)             $87,251   $95,162    $108,974   $122,949    $137,724      $119,311
---------------------------------------------------------------------------------------------------------------------------

/(1)/ For the eleven month period ended August 31, 1994.
/(2)/ For the period from the start of business, February 1, 1993, to September
      30, 1993.
/(3)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                Kentucky Portfolio
                                                  -------------------------------------------------------------------------------
                                                                                    Year Ended
                                                  -------------------------------------------------------------------------------
                                                                              August 31,                               Sept. 30,
                                                  -----------------------------------------------------------------  ------------
                                                    1998         1997         1996          1995        1994/(1)/      1993/(2)/
---------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
----------------------------------------------------------------------------------------------------------------------------------
Expenses/(3)/                                        0.49%        0.51%         0.53%        0.49%         0.46%/(4)/   0.40%/(4)/
Expenses after custodian fee reduction               0.48%        0.48%         0.50%          --            --           --
Net investment income                                5.38%        5.56%         5.49%        5.75%         5.39%/(4)/   5.40%/(4)/
Portfolio Turnover                                     15%          28%           28%          30%           21%          11%
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)           $112,635     $123,110      $133,017     $145,269      $145,210     $117,936
----------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the eleven month period ended August 31, 1994.

/(2)/ For the period from the start of business, February 1, 1993, to September
      30, 1993.

/(3)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(4)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                   Louisiana Portfolio
                                                                 ------------------------------------------------------
                                                                                       Year Ended
                                                                 ------------------------------------------------------
                                                                                       August 31,
                                                                 ------------------------------------------------------
                                                                 1998       1997       1996       1995       1994/(1)/
-----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:+
-----------------------------------------------------------------------------------------------------------------------
Net expenses/(2)/                                                0.39%      0.40%      0.30%      0.22%      0.14%/(3)/
Net expenses after custodian fee reduction                       0.34%      0.38%      0.23%        --         --
Net investment income                                            5.25%      5.85%      5.90%      6.06%      5.86%/(3)/
Portfolio Turnover                                                 43%        27%        99%        46%        21%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                       $36,510    $34,432    $35,049    $34,309    $31,423
-----------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses /(2)/                                                                         0.41%      0.33%      0.33%/(3)/
Expenses after custodian fee reduction                                                 0.35%        --         --
Net investment income                                                                  5.79%      5.95%      5.67%/(3)/
-----------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, February 1, 1994, to August 31,
      1994.
/(2)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(3)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                              Maryland Portfolio
                                                    ------------------------------------------------------------------------
                                                                                  Year Ended
                                                    ------------------------------------------------------------------------
                                                                          August 31,                             Sept. 30,
                                                     -------------------------------------------------------  --------------
                                                     1998       1997       1996        1995       1994/(1)/       1993/(2)/
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:+
----------------------------------------------------------------------------------------------------------------------------
Net expenses/(3)/                                    0.48%      0.48%      0.51%       0.47%      0.44%/(4)/      0.36%/(4)/
Net expenses after custodian fee reduction           0.44%      0.45%      0.48%         --         --              --
Net investment income                                5.11%      5.38%      5.50%       5.79%      5.44%/(4)/      5.41%/(4)/
Portfolio Turnover                                     30%        30%        33%         30%        41%             34%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)           $105,152   $107,401   $110,588    $115,004   $117,856         $94,213
----------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses/(3)/                                                                                                     0.38%/(4)/
Net investment income                                                                                             5.39%/(4)/
---------------------------------------------------------------------------------------------------------------------------

/(1)/ For the eleven month period ended August 31, 1994.
/(2)/ For the period from the start of business, February 1, 1993, to September
      30, 1993.
/(3)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                  Missouri Portfolio
                                                         ------------------------------------------------------------------
                                                                                      Year Ended
                                                         ------------------------------------------------------------------
                                                                            August 31,                         Sept. 30,
                                                         -------------------------------------------------- ---------------
                                                         1998       1997      1996       1995     1994/(1)/    1993/(2)/
---------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:
---------------------------------------------------------------------------------------------------------------------------
Expenses/(3)/                                            0.47%      0.47%     0.49%      0.48%     0.45%/(4)/    0.40%/(4)/
Expenses after custodian fee reduction                   0.45%      0.46%     0.47%        --        --            --
Net investment income                                    5.31%      5.52%     5.52%      5.76%     5.36%/(4)/    5.36%/(4)/
Portfolio Turnover                                         11%         5%       36%        24%       28%            6%
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)               $74,398    $79,882   $85,162    $93,162   $95,167       $75,273
---------------------------------------------------------------------------------------------------------------------------

/(1)/ For the eleven month period ended August 31, 1994.
/(2)/ For the period from the start of business, February 1, 1993, to September
      30, 1993.
/(3)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                              North Carolina Portfolio
                                                    ------------------------------------------------------------------------
                                                                                     Year Ended
                                                    ------------------------------------------------------------------------
                                                                         August 31,                             Sept. 30,
                                                    -----------------------------------------------------    ---------------
                                                     1998       1997       1996        1995    1994/(1)/        1993/(2)/
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:
----------------------------------------------------------------------------------------------------------------------------
Expenses/(3)/                                        0.51%      0.52%       0.52%      0.48%       0.46%/(4)/     0.43%/(4)/
Expenses after custodian fee reduction               0.48%      0.50%       0.48%         --          --             --
Net investment income                                5.31%      5.53%       5.51%      5.78%       5.40%/(4)/     5.43%/(4)/
Portfolio Turnover                                     26%        42%         54%        33%         37%            21%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)          $152,930   $167,571    $187,044   $195,179    $199,772       $172,534
----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the eleven month period ended August 31, 1994.
/(2)/ For the period from the start of business, February 1, 1993, to September
      30, 1993.
/(3)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                Oregon Portfolio
                                                    --------------------------------------------------------------------
                                                                                   Year Ended
                                                    --------------------------------------------------------------------
                                                                         August 31,                          Sept. 30,
                                                    -----------------------------------------------------    -----------
                                                     1998       1997       1996        1995    1994/(1)/     1993/(2)/
------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:
------------------------------------------------------------------------------------------------------------------------
Expenses/(3)/                                        0.48%      0.56%       0.50%      0.50%      0.46%/(4)/  0.43%/(4)/
Expenses after custodian fee reduction               0.48%      0.55%       0.47%         --        --          --
Net investment income                                5.28%      5.46%       5.37%      5.60%      5.26%/(4)/  5.30%/(4)/
Portfolio Turnover                                      9%        22%         28%        22%        15%         32%
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)          $103,755   $113,693    $129,759   $146,391   $153,119    $127,497
----------------------------------------------------------------------------------------------------------------------

/(1)/ For the eleven month period ended August 31, 1994.
/(2)/ For the period from the start of business, February 1, 1993, to September
      30, 1993.
/(3)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                               South Carolina Portfolio
                                                                 -----------------------------------------------------
                                                                                      Year Ended
                                                                 -----------------------------------------------------
                                                                                      August 31,
                                                                 -----------------------------------------------------
                                                                 1998       1997      1996       1995     1994/(1)/
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:
----------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                                    0.44%      0.51%     0.53%      0.44%      0.37%/(3)/
Expenses after custodian fee reduction                           0.43%      0.50%     0.51%        --         --
Net investment income                                            5.37%      5.59%     5.65%      5.81%      5.47%/(3)/
Portfolio Turnover                                                 21%         8%       36%        75%        23%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                       $50,117    $53,970   $58,318    $61,412    $62,265
----------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, February 1, 1994, to August 31,
      1994.
/(2)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(3)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                  Tennessee Portfolio
                                                         -----------------------------------------------------------------
                                                                                      Year Ended
                                                         -----------------------------------------------------------------
                                                                             August 31,                        Sept. 30,
                                                         --------------------------------------------------  -------------
                                                         1998       1997      1996       1995    1994/(1)/     1993/(2)/
--------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:+
--------------------------------------------------------------------------------------------------------------------------
Net Expenses/(3)/                                        0.44%      0.43%     0.45%      0.41%     0.36%/(4)/   0.08%/(4)/
Net Expenses after custodian fee reduction               0.42%      0.42%     0.43%        --         --          --
Net investment income                                    5.20%      5.48%     5.52%      5.81%     5.49%/(4)/   5.60%/(4)/
Portfolio Turnover                                         21%         3%       39%        20%       10%          69%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)               $53,709    $54,162   $56,065    $58,673   $56,496      $39,266
--------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses/(3)/                                                                                                   0.31%/(4)/
Net investment income                                                                                           5.37%/(4)/
--------------------------------------------------------------------------------------------------------------------------

/(1)/ For the eleven month period ended August 31, 1994.
/(2)/ For the period from the start of business, February 1, 1993, to September
      30, 1993.
/(3)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                Virginia Portfolio
                                                    -------------------------------------------------------------------------
                                                                                    Year Ended
                                                    -------------------------------------------------------------------------
                                                                          August 31,                              Sept. 30,
                                                    -------------------------------------------------------     -------------
                                                     1998       1997       1996        1995      1994/(1)/         1993/(2)/
-----------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
-----------------------------------------------------------------------------------------------------------------------------
Expenses/(3)/                                        0.52%      0.52%       0.51%      0.48%       0.46%/(4)/      0.43%/(4)/
Expenses after custodian fee reduction               0.50%      0.49%       0.48%        --          --              --
Net investment income                                5.27%      5.53%       5.55%      5.81%       5.49%/(4)/      5.49%/(4)/
Portfolio Turnover                                      8%        25%         30%        38%         48%             29%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)          $151,257   $161,658    $177,644   $191,748    $194,519        $174,260
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the eleven month period ended August 31, 1994.
/(2)/ For the period from the start of business, February 1, 1993, to September
      30, 1993.
/(3)/ The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

   C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F Options on Financial Futures Contracts -- Upon purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales

Eaton Vance Municipals Portfolios as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

     proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

     G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     H Other -- Investment transactions are accounted for on a trade date basis.

     I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

     J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     2 Investment Adviser Fee and Other Transactions with Affiliates
     ---------------------------------------------------------------------------
     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 1998, the Portfolios paid advisory fees as follows:

     Portfolio                      Amount             Effective Rate*
     ----------------------------------------------------------------------
     Alabama                      $ 366,055                 0.37%
     Arkansas                       185,589                 0.31%
     Georgia                        333,875                 0.37%
     Kentucky                       470,058                 0.40%
     Louisiana                       78,185                 0.22%
     Maryland                       401,391                 0.38%
     Missouri                       272,984                 0.35%
     North Carolina                 655,565                 0.42%
     Oregon                         419,629                 0.39%
     South Carolina                 154,671                 0.29%
     Tennessee                      161,125                 0.30%
     Virginia                       647,387                 0.41%

     * Advisory fees paid as a percentage of average daily net assets.

     Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

     Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1998, no significant amounts have been deferred.

     Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

Eaton Vance Municipals Portfolios as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

3    Investments
     ---------------------------------------------------------------------------
     Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 1998, were as follows:

     Alabama Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $21,784,632
     Sales                                                           32,173,115

     Arkansas Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $ 7,621,246
     Sales                                                           16,574,805

     Georgia Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $17,164,501
     Sales                                                           27,720,456

     Kentucky Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $18,137,971
     Sales                                                           35,627,636

     Louisiana Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $15,255,613
     Sales                                                           14,927,613

     Maryland Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $31,862,511
     Sales                                                           36,187,295

     Missouri Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $ 8,449,775
     Sales                                                           18,846,885

     North Carolina Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $40,027,788
     Sales                                                           60,615,562

     Oregon Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $ 9,245,962
     Sales                                                           24,639,514

     South Carolina Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $10,666,059
     Sales                                                           16,868,417

     Tennessee Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $11,162,049
     Sales                                                           13,198,582

     Virginia Portfolio
     ---------------------------------------------------------------------------
     Purchases                                                      $11,615,157
     Sales                                                           31,360,371

4    Federal Income Tax Basis of Investments
     ---------------------------------------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 1998, as computed on a federal income tax basis, are as follows:

     Alabama Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $ 85,220,338
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  8,198,632

     Gross unrealized depreciation                                       (1,890)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  8,196,742
     ---------------------------------------------------------------------------

     Arkansas Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $ 51,057,516
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  4,565,898

     Gross unrealized depreciation                                       (1,470)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  4,564,428
     ---------------------------------------------------------------------------

     Georgia Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $ 78,904,810
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  7,631,954

     Gross unrealized depreciation                                     (297,629)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  7,334,325
     ---------------------------------------------------------------------------

     Kentucky Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $100,259,833
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  9,532,622

     Gross unrealized depreciation                                         (831)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  9,531,791
     ---------------------------------------------------------------------------

Eaton Vance Municipals Portfolios as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

     Louisiana Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $ 33,307,126
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  2,666,822
     Gross unrealized depreciation                                     (268,926)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  2,397,896
     ---------------------------------------------------------------------------

     Maryland Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $ 98,601,792
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  7,407,800
     Gross unrealized depreciation                                     (243,298)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  7,164,502
     ---------------------------------------------------------------------------

     Missouri Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $ 64,892,579
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  7,645,527
     Gross unrealized depreciation                                           --
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  7,645,527
     ---------------------------------------------------------------------------

     North Carolina Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $137,336,894
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $ 15,332,041
     Gross unrealized depreciation                                        (369)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $ 15,331,672
     ---------------------------------------------------------------------------

     Oregon Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $ 94,764,463
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  7,875,817
     Gross unrealized depreciation                                          --
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  7,875,817
     ---------------------------------------------------------------------------

     South Carolina Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $ 45,182,640
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  4,612,897
     Gross unrealized depreciation                                         (735)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  4,612,162
     ---------------------------------------------------------------------------

     Tennessee Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $ 48,278,492
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $  4,255,549
     Gross unrealized depreciation                                           --
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $  4,255,549
     ---------------------------------------------------------------------------

     Virginia Portfolio
     ---------------------------------------------------------------------------
     Aggregate Cost                                                $134,052,511
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $ 14,237,351
     Gross unrealized depreciation                                       (1,368)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                   $ 14,235,983
     ---------------------------------------------------------------------------

5    Line of Credit
     ---------------------------------------------------------------------------
     The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 1998, the Arkansas Portfolio, Oregon Portfolio and South Carolina Portfolio had balances outstanding pursuant to this line of credit of $194,000, $186,000 and $344,000 respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended August 31, 1998.

Eaton Vance Municipals Portfolios as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at August 31, 1998, is as follows:

                Futures
                Contracts                                        Net Unrealized
                Expiration                                        Appreciation
     Portfolio  Date       Contracts                 Position    (Depreciation)
    ----------------------------------------------------------------------------
     Alabama     9/98      13 U.S. Treasury Bonds       Short        $  (43,140)
    ----------------------------------------------------------------------------
     Arkansas    9/98       7 U.S. Treasury Bonds       Short        $  (40,948)
                 12/98      7 U.S. Treasury Bonds       Short        $   (4,421)
    ----------------------------------------------------------------------------
     Georgia     9/98      24 U.S. Treasury Bonds       Short        $ (136,956)
    ----------------------------------------------------------------------------
     Kentucky    9/98      30 U.S. Treasury Bonds       Short        $ (171,430)
    ----------------------------------------------------------------------------
     Louisiana   9/98       6 U.S. Treasury Bonds       Short        $  (33,128)
    ----------------------------------------------------------------------------
     Maryland    9/98      13 U.S. Treasury Bonds       Short        $  (76,046)
                 12/98     13 U.S. Treasury Bonds       Short        $   (8,210)
    ----------------------------------------------------------------------------
     Missouri    9/98      20 U.S. Treasury Bonds       Short        $ (114,183)
    ----------------------------------------------------------------------------
     Tennessee   9/98      14 U.S. Treasury Bonds       Short        $  (80,022)
    ----------------------------------------------------------------------------
     Virginia    9/98      20 U.S. Treasury Bonds       Short        $ (116,995)
                 12/98     20 U.S. Treasury Bonds       Short        $  (12,630)
    ----------------------------------------------------------------------------

    At August 31, 1998, the Portfolios had sufficient cash and/or securities segregated to cover margin requirements on open futures contracts.

Eaton Vance Municipals Portfolios as of August 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the Portfolios) as of August 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1998 and 1997, and supplementary data for each of the years in the four year period ended August 31, 1998, the period ended August 31, 1994, and for the period from the start of business February 1, 1993, to September 30, 1993. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 1998, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.


                                       DELOITTE & TOUCHE LLP
                                       Boston, Massachusetts
                                       October 2, 1998

Municipals Portfolio as of August 31, 1998

INVESTMENT MANAGEMENT


Municipals Portfolios

Officers
Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager of Alabama Municipals Portfolio

Robert B. MacIntosh
Vice President and Portfolio Manager of Louisiana and North Carolina Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio Manager of Arkansas, Maryland and Virginia Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of Georgia, Kentucky, Missouri, and Tennessee Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager of Oregon Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant